UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 1

December 31, 2018

HP1-QTLY-0219
1.811332.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.3%
	Principal Amount	Value
Convertible Bonds - 0.3%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24	$750,000	$597,125
3.375% 8/15/26	770,000	621,787
		1,218,912
Nonconvertible Bonds - 91.0%
Aerospace - 2.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,405,000	2,278,713
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,365,000	3,154,688
7.5% 12/1/24 (a)	1,350,000	1,272,375
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,780,000	1,712,716
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,854,875
6.375% 6/15/26	130,000	120,900
		10,394,267
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	2,210,000	2,121,600
Banks & Thrifts - 2.5%
Ally Financial, Inc.:
4.625% 3/30/25	660,000	639,375
5.75% 11/20/25	7,745,000	7,706,256
8% 11/1/31	2,385,000	2,647,350
		10,992,981
Broadcasting - 1.6%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,330,000	1,273,010
5% 8/1/27 (a)	2,765,000	2,526,519
5.375% 4/15/25 (a)	1,751,040	1,659,110
5.375% 7/15/26 (a)	595,000	556,325
6% 7/15/24 (a)	1,300,000	1,303,250
		7,318,214
Cable/Satellite TV - 7.8%
Altice SA 7.75% 5/15/22 (a)	1,230,000	1,119,300
Cablevision Systems Corp. 5.875% 9/15/22	805,000	790,913
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,805,000	3,548,163
5% 2/1/28 (a)	3,635,000	3,344,200
5.125% 5/1/27 (a)	2,910,000	2,710,374
5.375% 5/1/25 (a)	1,600,000	1,534,000
5.5% 5/1/26 (a)	2,485,000	2,388,706
5.75% 2/15/26 (a)	1,915,000	1,876,700
5.875% 5/1/27 (a)	1,255,000	1,217,350
CSC Holdings LLC:
5.375% 7/15/23 (a)	2,125,000	2,073,830
5.5% 5/15/26 (a)	1,000,000	942,500
5.5% 4/15/27 (a)	925,000	860,250
7.5% 4/1/28 (a)	935,000	932,663
7.75% 7/15/25 (a)	1,200,000	1,218,000
DISH DBS Corp.:
5.875% 11/15/24	3,260,000	2,624,300
7.75% 7/1/26	1,870,000	1,547,425
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,140,000	1,979,179
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	2,205,000	1,990,013
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,440,000	2,183,800
		34,881,666
Capital Goods - 0.6%
AECOM:
5.125% 3/15/27	1,390,000	1,188,450
5.875% 10/15/24	1,455,000	1,433,175
		2,621,625
Chemicals - 3.3%
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,920,000	1,732,800
5.25% 6/1/27 (a)	840,000	743,400
OCI NV 6.625% 4/15/23 (a)	1,960,000	1,925,700
Olin Corp.:
5% 2/1/30	435,000	381,169
5.125% 9/15/27	1,725,000	1,587,000
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	2,010,000	1,879,350
The Chemours Co. LLC 5.375% 5/15/27	1,545,000	1,390,500
TPC Group, Inc. 8.75% 12/15/20 (a)	2,800,000	2,660,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,026,950
Tronox Finance PLC 5.75% 10/1/25 (a)	235,000	190,350
Tronox, Inc. 6.5% 4/15/26 (a)	505,000	419,150
Valvoline, Inc. 4.375% 8/15/25	970,000	892,400
		14,828,769
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	900,000	774,000
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	357,050
		1,131,050
Containers - 1.7%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	799,956	675,963
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	945,000	902,475
6% 2/15/25 (a)	2,350,000	2,169,332
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	955,000	906,056
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,930,000	1,732,175
OI European Group BV 4% 3/15/23 (a)	1,380,000	1,290,300
		7,676,301
Diversified Financial Services - 6.6%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	760,000	598,500
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)	800,000	772,000
FLY Leasing Ltd. 5.25% 10/15/24	3,045,000	2,748,113
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,745,000	4,650,100
6.25% 2/1/22	4,515,000	4,458,563
6.375% 12/15/25	1,030,000	991,375
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	2,828,288
Navient Corp.:
6.5% 6/15/22	1,580,000	1,447,090
7.25% 9/25/23	2,505,000	2,298,338
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	185,000	172,975
5.25% 8/15/22 (a)	785,000	759,488
5.5% 2/15/24 (a)	575,000	554,875
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,513,350
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	640,000	553,600
6.875% 2/15/23 (a)	185,000	167,888
SLM Corp.:
5.5% 1/25/23	800,000	700,000
6.125% 3/25/24	275,000	235,813
7.25% 1/25/22	580,000	559,700
Springleaf Financial Corp.:
6.875% 3/15/25	605,000	541,475
7.125% 3/15/26	1,815,000	1,598,471
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,385,000	1,281,125
		29,431,127
Diversified Media - 1.1%
E.W. Scripps Co. 5.125% 5/15/25 (a)	785,000	720,238
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,715,000	2,470,650
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	775,000	724,625
5.5% 10/1/21 (a)	175,000	173,250
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	835,625
		4,924,388
Energy - 17.0%
California Resources Corp. 8% 12/15/22 (a)	2,080,000	1,409,200
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	390,000	368,180
5.875% 3/31/25	1,615,000	1,606,925
7% 6/30/24	3,100,000	3,270,500
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,033,275
5.625% 10/1/26 (a)	470,000	439,450
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,294,675
5.75% 3/15/23	1,715,000	1,479,188
8% 1/15/25	560,000	494,200
8% 6/15/27	1,010,000	848,400
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,320,638
Comstock Escrow Corp. 9.75% 8/15/26 (a)	1,675,000	1,415,375
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(b)(c)	3,330,000	3,321,657
6.5% 5/15/26 (a)	840,000	804,300
6.875% 6/15/25 (a)	945,000	899,838
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	969,238
DCP Midstream Operating LP 5.375% 7/15/25	2,150,000	2,101,625
Denbury Resources, Inc.:
4.625% 7/15/23	45,000	26,438
5.5% 5/1/22	535,000	353,100
6.375% 8/15/21	165,000	120,038
9% 5/15/21 (a)	355,000	331,925
9.25% 3/31/22 (a)	2,795,000	2,578,388
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	220,000	225,500
5.75% 1/30/28 (a)	220,000	224,444
Ensco PLC:
5.2% 3/15/25	1,900,000	1,263,500
7.75% 2/1/26	1,245,000	921,300
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	815,000	607,175
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,910,000	2,815,425
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	4,040,000	3,575,400
5.75% 10/1/25 (a)	1,635,000	1,455,150
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,220,000	1,049,200
Jonah Energy LLC 7.25% 10/15/25 (a)	2,235,000	1,430,400
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	935,000	902,275
Nabors Industries, Inc.:
5.5% 1/15/23	880,000	698,439
5.75% 2/1/25	625,000	473,346
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,090,000	1,008,250
4.5% 9/15/27 (a)	235,000	209,150
Noble Holding International Ltd.:
7.75% 1/15/24	1,524,000	1,154,430
7.95% 4/1/25 (b)	865,000	649,831
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	200,000	181,000
5.375% 1/15/25 (a)	1,270,000	1,168,400
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,000,000	955,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	780,000	766,350
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	1,715,000	1,560,650
Sanchez Energy Corp. 7.25% 2/15/23 (a)	3,115,000	2,538,725
SemGroup Corp.:
6.375% 3/15/25	1,685,000	1,554,413
7.25% 3/15/26	1,830,000	1,711,050
Southwestern Energy Co. 4.1% 3/15/22	730,000	664,300
Summit Midstream Holdings LLC 5.75% 4/15/25	2,095,000	1,927,400
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	705,000	687,375
5.5% 2/15/26	500,000	473,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	765,000	708,581
5% 1/15/28	1,315,000	1,190,075
5.125% 2/1/25	1,730,000	1,621,875
5.25% 5/1/23	380,000	372,400
5.875% 4/15/26 (a)	1,130,000	1,098,925
Teine Energy Ltd. 6.875% 9/30/22 (a)	380,000	368,600
TerraForm Power Operating LLC 5% 1/31/28 (a)	265,000	233,200
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,135,000	1,089,600
Weatherford International Ltd.:
5.95% 4/15/42	250,000	127,188
6.5% 8/1/36	840,000	436,800
7% 3/15/38	305,000	157,838
9.875% 2/15/24	1,550,000	953,250
Weatherford International, Inc. 9.875% 3/1/25 (a)	2,800,000	1,701,000
		75,397,513
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,792,651	1,535,958
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,375,000	1,265,000
Tervita Escrow Corp. 7.625% 12/1/21 (a)	180,000	171,450
		1,436,450
Food/Beverage/Tobacco - 2.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,205,000	1,153,788
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,300,000	1,241,500
5.875% 7/15/24 (a)	5,350,000	5,243,000
Post Holdings, Inc.:
5% 8/15/26 (a)	1,395,000	1,269,450
5.625% 1/15/28 (a)	825,000	759,000
5.75% 3/1/27 (a)	710,000	665,625
Vector Group Ltd. 6.125% 2/1/25 (a)	3,040,000	2,584,000
		12,916,363
Gaming - 5.2%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	4,710,000	4,050,600
Delta Merger Sub, Inc. 6% 9/15/26 (a)	190,000	179,550
Eldorado Resorts, Inc. 6% 4/1/25	810,000	781,358
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,510,000	1,499,309
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,195,000	1,097,355
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	3,900,550
4.5% 1/15/28	955,000	835,625
Scientific Games Corp.:
5% 10/15/25 (a)	820,000	731,850
6.625% 5/15/21	2,475,000	2,345,063
10% 12/1/22	1,705,000	1,730,575
Stars Group Holdings BV 7% 7/15/26 (a)	2,235,000	2,173,538
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	981,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,306,800
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,445,000	1,286,050
5.5% 10/1/27 (a)	390,000	339,300
		23,239,448
Healthcare - 8.7%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	655,000	620,613
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	640,000	630,400
Community Health Systems, Inc.:
5.125% 8/1/21	1,000,000	927,500
6.25% 3/31/23	5,730,000	5,207,424
8.625% 1/15/24 (a)	1,105,000	1,091,188
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,220,750
5% 3/15/24	2,450,000	2,425,500
Hologic, Inc.:
4.375% 10/15/25 (a)	960,000	892,800
4.625% 2/1/28 (a)	180,000	162,000
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	565,000	516,622
5.25% 8/1/26	1,860,000	1,753,050
5.5% 5/1/24	660,000	656,700
6.375% 3/1/24	1,000,000	1,025,000
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,390,000	1,369,150
5.5% 2/1/21	730,000	731,825
Service Corp. International 4.625% 12/15/27	1,035,000	972,900
Teleflex, Inc.:
4.625% 11/15/27	515,000	475,402
4.875% 6/1/26	2,200,000	2,101,000
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,088,438
4.625% 7/15/24	740,000	688,200
5.125% 5/1/25	430,000	400,975
6.75% 6/15/23	990,000	929,363
8.125% 4/1/22	4,385,000	4,395,963
THC Escrow Corp. III 7% 8/1/25	1,425,000	1,318,125
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	2,170,000	2,137,450
5.875% 5/15/23 (a)	620,000	573,500
7% 3/15/24 (a)	2,300,000	2,323,000
Wellcare Health Plans, Inc.:
5.25% 4/1/25	855,000	822,938
5.375% 8/15/26 (a)	260,000	250,900
		38,708,676
Homebuilders/Real Estate - 0.4%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,555,000	1,461,700
Starwood Property Trust, Inc. 4.75% 3/15/25	490,000	441,000
		1,902,700
Hotels - 0.9%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/1/25	3,000,000	2,842,500
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	995,000	955,200
		3,797,700
Insurance - 0.3%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,210,000	1,143,450
Leisure - 0.8%
Mattel, Inc. 6.75% 12/31/25 (a)	2,260,000	2,016,349
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	463,450
7.25% 11/30/21 (a)	1,040,000	1,059,375
		3,539,174
Metals/Mining - 1.7%
Constellium NV 5.875% 2/15/26 (a)	795,000	707,550
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,104,000
7.25% 5/15/22 (a)	655,000	607,513
7.25% 4/1/23 (a)	1,075,000	946,000
7.5% 4/1/25 (a)	1,010,000	833,250
FMG Resources (August 2006) Pty Ltd. 5.125% 5/15/24 (a)	525,000	483,000
Freeport-McMoRan, Inc.:
3.875% 3/15/23	625,000	578,125
4.55% 11/14/24	1,700,000	1,568,250
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	920,000	838,580
		7,666,268
Paper - 0.1%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	425,000	378,250
Publishing/Printing - 0.2%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,185,000	1,013,175
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	920,000	847,145
5% 10/15/25 (a)	1,340,000	1,232,800
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,565,000	2,417,513
		4,497,458
Services - 2.4%
APX Group, Inc.:
7.625% 9/1/23	720,000	581,400
8.75% 12/1/20	1,581,000	1,505,903
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,585,000
Avantor, Inc. 6% 10/1/24 (a)	740,000	727,050
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,505,000	1,283,013
CDK Global, Inc.:
4.875% 6/1/27	460,000	426,650
5.875% 6/15/26	755,000	758,058
Frontdoor, Inc. 6.75% 8/15/26 (a)	350,000	332,500
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,445,000	1,517,250
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,075,000	795,500
		10,512,324
Steel - 0.2%
Commercial Metals Co. 5.375% 7/15/27	825,000	738,375
Super Retail - 0.3%
Netflix, Inc. 4.375% 11/15/26	1,145,000	1,035,309
Sally Holdings LLC 5.625% 12/1/25	155,000	142,600
		1,177,909
Technology - 4.0%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	1,170,000	1,170,000
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,805,000	1,746,338
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	880,284
Micron Technology, Inc. 5.5% 2/1/25	555,000	543,206
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	983,250
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	2,861,600
Qorvo, Inc. 5.5% 7/15/26 (a)	840,000	802,200
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	1,795,400
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,970,000	3,163,050
Symantec Corp. 5% 4/15/25 (a)	1,825,000	1,702,838
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,495,000	2,320,350
		17,968,516
Telecommunications - 9.2%
Altice Financing SA 7.5% 5/15/26 (a)	2,500,000	2,281,250
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	1,120,000	1,076,600
Citizens Utilities Co. 7.05% 10/1/46	1,325,000	556,500
Frontier Communications Corp. 11% 9/15/25	1,640,000	1,020,818
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	1,555,000	1,601,650
8.5% 10/15/24 (a)	1,410,000	1,367,700
9.5% 9/30/22 (a)	2,700,000	3,078,000
Level 3 Communications, Inc. 5.75% 12/1/22	955,000	938,288
Level 3 Financing, Inc.:
5.125% 5/1/23	1,200,000	1,158,000
5.375% 1/15/24	1,340,000	1,276,350
5.375% 5/1/25	550,000	515,625
Millicom International Cellular SA 6.625% 10/15/26 (a)	1,475,000	1,493,585
Neptune Finco Corp. 6.625% 10/15/25 (a)	2,000,000	2,025,000
Qwest Corp. 6.75% 12/1/21	500,000	511,227
SFR Group SA:
6.25% 5/15/24 (a)	1,045,000	974,463
7.375% 5/1/26 (a)	1,195,000	1,096,413
8.125% 2/1/27 (a)	1,150,000	1,083,875
Sprint Communications, Inc. 6% 11/15/22	2,375,000	2,330,659
Sprint Corp.:
7.25% 9/15/21	1,320,000	1,351,020
7.625% 3/1/26	1,780,000	1,757,750
7.875% 9/15/23	5,750,000	5,900,938
T-Mobile U.S.A., Inc. 6.375% 3/1/25	2,200,000	2,222,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,172,000
U.S. West Communications 7.25% 9/15/25	545,000	561,354
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	2,725,000	2,534,250
		40,885,315
Transportation Ex Air/Rail - 1.1%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	1,265,000	1,208,075
5.5% 1/15/23 (a)	745,000	722,650
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,640,000	1,980,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	475,000	299,250
11.25% 8/15/22 (a)	815,000	615,325
		4,825,300
Utilities - 5.7%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	680,000	649,400
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,416,758
DPL, Inc. 6.75% 10/1/19	688,000	694,880
Dynegy, Inc. 7.625% 11/1/24	1,200,000	1,266,000
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,686,825
7% 6/15/23	4,980,000	4,731,000
InterGen NV 7% 6/30/23 (a)	2,385,000	2,033,213
NRG Yield Operating LLC 5% 9/15/26	970,000	870,575
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,373,809	4,614,368
The AES Corp. 4.875% 5/15/23	3,975,000	3,885,563
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	1,370,000	1,318,625
		25,167,207

TOTAL NONCONVERTIBLE BONDS		404,769,517

TOTAL CORPORATE BONDS
(Cost $433,393,138)		405,988,429
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (d)	74,387	223,161
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)(e)	0	16,065
TOTAL COMMON STOCKS
(Cost $4,140,375)		239,226
	Principal Amount	Value

Bank Loan Obligations - 1.7%
Energy - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2563% 12/31/22 (b)(c)	450,000	435,002
Gaming - 0.4%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.53% 10/20/24 (b)(c)	1,277,100	1,219,631
3 month U.S. LIBOR + 7.000% 9.53% 10/20/25 (b)(c)	430,000	411,725
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2503% 8/14/24 (b)(c)	430,881	403,335

TOTAL GAMING		2,034,691

Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9584% 8/24/22 (b)(c)	1,285,311	1,254,785
Services - 0.1%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (b)(c)	65,000	59,661
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	286,257	266,015

TOTAL SERVICES		325,676

Telecommunications - 0.8%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 6/15/24 (b)(c)	2,359,013	2,183,573
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/24 (b)(c)	1,655,513	1,557,986

TOTAL TELECOMMUNICATIONS		3,741,559

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,038,823)		7,791,713

Preferred Securities - 2.6%
Banks & Thrifts - 2.4%
Bank of America Corp.:
6.1% (b)(f)	2,010,000	2,015,752
6.25% (b)(f)	2,310,000	2,329,341
Barclays PLC 7.875% (Reg. S) (b)(f)	2,745,000	2,755,208
Royal Bank of Scotland Group PLC 7.5% (b)(f)	1,595,000	1,579,715
Wells Fargo & Co. 5.9% (b)(f)	1,955,000	1,868,013

TOTAL BANKS & THRIFTS		10,548,029

Energy - 0.2%
Andeavor Logistics LP 6.875% (b)(f)	1,270,000	1,157,425
TOTAL PREFERRED SECURITIES
(Cost $12,041,159)		11,705,454
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.42% (g)
(Cost $13,444,881)	13,442,316	13,445,005
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $471,058,376)		439,169,827
NET OTHER ASSETS (LIABILITIES) - 1.3%		5,590,067
NET ASSETS - 100%		$444,759,894

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $221,973,982 or 49.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,643
Total	$139,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,065	$--	$--	$16,065
Energy	223,161	223,161	--	--
Corporate Bonds	405,988,429	--	405,988,429	--
Bank Loan Obligations	7,791,713	--	7,791,713	--
Preferred Securities	11,705,454	--	11,705,454	--
Money Market Funds	13,445,005	13,445,005	--	--
Total Investments in Securities:	$439,169,827	$13,668,166	$425,485,596	$16,065

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

December 31, 2018

FR1-QTLY-0219
1.811346.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.2%(a)
	Principal Amount	Value
Aerospace - 1.7%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.27% 7/7/22 (b)(c)	$3,351,546	$3,305,462
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 5/30/25 (b)(c)	2,977,500	2,803,048
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 6/9/23 (b)(c)	14,283,452	13,444,299
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 8/22/24 (b)(c)	6,176,347	5,815,710
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/30/20 (b)(c)	473,333	457,657
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/28/21 (b)(c)	3,145,000	3,009,388
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 4/30/25 (b)(c)	4,239,375	4,085,698
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (b)(c)	1,000,000	978,750

TOTAL AEROSPACE		33,900,012

Air Transportation - 0.3%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2196% 10/5/24 (b)(c)	3,465,066	3,378,439
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5093% 2/23/25 (b)(c)	2,245,000	2,138,991

TOTAL AIR TRANSPORTATION		5,517,430

Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/24 (b)(c)	614,188	606,000
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7724% 2/1/25 (b)(c)	450,000	446,625
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 6/30/23 (b)(c)	5,059,025	4,853,072
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (b)(c)	6,426,498	5,815,981
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (b)(c)	2,641,000	2,234,946
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 3/31/24 (b)(c)	637,027	603,781
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.0207% 4/18/23 (b)(c)	3,112,891	3,097,327

TOTAL AUTOMOTIVE & AUTO PARTS		17,657,732

Broadcasting - 1.0%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/15/25 (b)(c)	4,500,000	4,410,000
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2563% 11/18/24 (b)(c)	5,823,549	5,474,136
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (c)(d)	2,370,000	1,583,302
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.28% 12/18/20 (b)(c)	2,639,898	2,556,292
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/19/25 (b)(c)	1,350,000	1,290,101
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 10/19/26 (b)(c)	1,500,000	1,402,500
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 6.75% 8/23/24 (b)(c)	4,169,210	4,153,576

TOTAL BROADCASTING		20,869,907

Building Materials - 0.7%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 6/1/25 (b)(c)	3,370,438	3,168,212
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.81% 7/2/25 (b)(c)	2,983,753	2,849,484
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 10/17/23 (b)(c)	1,496,250	1,432,659
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(c)	3,275,000	3,135,813
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (b)(c)	4,445,826	4,312,451

TOTAL BUILDING MATERIALS		14,898,619

Cable/Satellite TV - 2.9%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.28% 5/1/24 (b)(c)	1,254,125	1,193,513
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 4/30/25 (b)(c)	26,186,373	25,044,123
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9551% 1/25/26 (b)(c)	5,835,675	5,585,208
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7454% 1/15/26 (b)(c)	2,000,000	1,890,000
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.42% 1/15/25 (b)(c)	1,071,438	1,026,973
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4551% 8/14/26 (b)(c)	6,000,000	5,655,000
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1426% 1/31/26 (b)(c)	646,734	598,875
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9551% 1/15/26 (b)(c)	5,500,000	5,196,840
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7196% 8/19/23 (b)(c)	11,862,375	10,957,869

TOTAL CABLE/SATELLITE TV		57,148,401

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2556% 3/13/25 (b)(c)	1,821,159	1,733,525
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 10/1/25 (b)(c)	3,541,343	3,355,423
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 5/9/25 (b)(c)	1,640,482	1,537,952
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7719% 11/15/26 (b)(c)	645,000	633,713
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2719% 11/15/25 (b)(c)	2,135,000	2,089,631

TOTAL CAPITAL GOODS		9,350,244

Chemicals - 2.7%
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 11/18/23 (b)(c)	1,080,145	1,049,090
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.495% 3/28/25 (b)(c)	1,989,963	1,933,587
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.245% 3/28/26 (b)(c)	1,500,000	1,496,250
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	3,078,767	3,055,676
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 6/7/20 (b)(c)	1,294,874	1,287,999
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 11/16/25 (c)(e)	2,825,000	2,736,719
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (c)(e)	6,500,000	6,153,355
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 3/13/25 (b)(c)	5,951,259	5,824,795
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (b)(c)	5,420,200	5,216,943
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (b)(c)	1,921,538	1,815,853
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 10/1/25 (b)(c)	9,915,000	9,468,825
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.28% 4/3/25 (b)(c)	2,518,319	2,411,291
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.5224% 9/6/24 (b)(c)	1,975,000	1,878,719
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 9/22/24 (b)(c)	1,640,109	1,588,560
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 9/22/24 (b)(c)	3,784,867	3,665,908
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 7/1/24 (b)(c)	2,681,778	2,559,757
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (b)(c)	1,128,225	1,088,737
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (b)(c)	1,934,100	1,866,407

TOTAL CHEMICALS		55,098,471

Consumer Products - 1.1%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6332% 4/5/25 (b)(c)	2,718,170	2,504,115
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 7/3/20 (b)(c)	3,666,183	3,369,222
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8492% 4/30/25 (b)(c)	4,488,750	3,433,894
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4551% 6/15/25 (b)(c)	1,830,800	1,677,471
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (b)(c)	10,450,000	10,301,924

TOTAL CONSUMER PRODUCTS		21,286,626

Containers - 1.8%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4236% 11/7/25 (b)(c)	9,278,375	8,715,085
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.3869% 10/1/22 (b)(c)	3,599,973	3,509,974
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.1369% 1/6/21 (b)(c)	7,384,667	7,197,982
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6581% 4/3/24 (b)(c)	1,477,500	1,386,383
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/16/24 (b)(c)	1,334,675	1,260,160
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/22/24 (b)(c)	1,979,947	1,887,543
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4794% 4/3/25 (b)(c)	2,437,665	2,421,674
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7749% 8/3/22 (b)(c)	367,032	348,680
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.03% 10/14/24 (b)(c)	703,170	671,879
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/5/23 (b)(c)	9,167,014	8,708,663

TOTAL CONTAINERS		36,108,023

Diversified Financial Services - 3.6%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 4/4/24 (b)(c)	2,919,944	2,798,971
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4701% 1/15/25 (b)(c)	5,263,372	5,048,469
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 10/31/24 (b)(c)	3,496,178	3,395,663
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.53% 4/27/24 (b)(c)	2,955,000	2,799,863
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/13/25 (b)(c)	2,438,034	2,301,406
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/6/23 (b)(c)	3,682,000	3,573,381
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 10/1/25 (b)(c)	12,500,000	11,875,000
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 12/27/22 (b)(c)	2,219,690	2,149,770
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6% 2/9/23 (b)(c)	5,661,953	5,468,484
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/30/22 (b)(c)	3,000,000	2,933,130
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 7/3/24 (b)(c)	1,638,487	1,582,173
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 8/3/25 (b)(c)	1,995,000	1,925,175
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8125% 3/29/25 (b)(c)	2,114,025	2,045,319
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6901% 3/1/25 (b)(c)	4,759,687	4,610,946
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.02% 7/3/24 (b)(c)	977,500	946,953
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 6/30/24 (b)(c)	1,896,072	1,798,898
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5038% 12/5/20 (b)(c)	1,042,690	1,021,837
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1155% 9/29/24 (b)(c)	856,324	824,922
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.206% 12/8/23 (b)(c)	2,940,000	2,572,500
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 6/19/25 (b)(c)	3,482,500	3,351,906
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 4/9/23 (b)(c)	6,573,091	6,310,167
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 8/18/23 (b)(c)	3,225,750	3,135,429

TOTAL DIVERSIFIED FINANCIAL SERVICES		72,470,362

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.3125% 3/16/25 (b)(c)	2,721,919	2,642,520
Energy - 4.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 5/18/23 (b)(c)	5,329,178	5,142,657
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (b)(c)	5,000,000	4,618,750
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (b)(c)	7,161,090	6,668,765
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4696% 5/21/25 (b)(c)	2,771,075	2,535,534
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8974% 12/31/21 (b)(c)	12,435,000	12,155,213
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2563% 12/31/22 (b)(c)	12,395,000	11,981,875
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/29/21 (b)(c)	8,039,980	7,849,030
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9324% 5/7/25 (b)(c)	7,960,000	7,701,300
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 3/13/25 (b)(c)	1,895,675	1,846,710
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	698,242	671,185
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 12/13/23 (c)(e)	2,645,000	2,581,070
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2766% 3/28/22 (b)(c)	1,345,049	1,314,220
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2724% 4/16/21 (b)(c)	1,190,769	1,168,942
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.5038% 3/1/24 (b)(c)	8,225,000	6,230,438
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (b)(c)	11,100,000	10,669,875
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8853% 8/25/23 (b)(c)	3,997,453	3,033,068
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/30/24 (b)(c)	3,657,071	3,442,218
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (b)(c)	4,175,000	4,081,063
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.77% 12/9/21 (b)(c)	3,797,573	3,038,059
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 11/8/22 (b)(c)	1,049,400	1,011,800

TOTAL ENERGY		97,741,772

Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 12/15/23 (b)(c)	4,396,637	4,214,177
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 12/15/22 (b)(c)	1,455,000	1,396,073
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 7/8/22 (b)(c)	4,609,112	4,284,169
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9333% 7/8/23 (b)(c)	760,000	615,600
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 1/23/25 (b)(c)	2,828,625	2,734,347

TOTAL ENTERTAINMENT/FILM		13,244,366

Environmental - 0.3%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0286% 8/15/25 (b)(c)	1,988,753	1,894,287
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 10/1/25 (c)(e)	1,315,000	1,281,205
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 12/20/24 (b)(c)	2,248,101	2,177,848

TOTAL ENVIRONMENTAL		5,353,340

Food & Drug Retail - 3.1%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 12/6/24 (b)(c)	2,891,611	2,768,718
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 10/29/25 (b)(c)	3,825,000	3,619,406
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.8216% 12/21/22 (b)(c)	2,671,314	2,559,627
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.6106% 5/31/24 (b)(c)	13,930,000	13,279,887
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 10/22/26 (b)(c)	500,000	491,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (b)(c)	3,595,000	3,499,121
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.26% 10/30/22 (b)(c)	13,557,563	13,015,260
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.1531% 11/20/25 (b)(c)	1,820,000	1,738,100
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5224% 11/25/20 (b)(c)	285,056	264,626
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8974% 11/25/22 (b)(c)	14,024,167	11,401,648
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/27/23 (b)(c)	4,283,181	4,134,041
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 11/15/22 (b)(c)	5,721,971	5,253,514

TOTAL FOOD & DRUG RETAIL		62,025,198

Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.0993% 10/1/26 (b)(c)	410,000	403,338
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0993% 10/1/25 (b)(c)	1,200,000	1,173,000
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.542% 12/16/23 (b)(c)	1,951,272	1,853,709
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 10/7/23 (b)(c)	9,735,343	9,047,833
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	1,434,163	1,378,589
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.51% 5/24/24 (b)(c)	5,618,981	5,403,606
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 6/30/22 (b)(c)	4,741,187	4,361,892
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7724% 6/30/21 (b)(c)	4,465,282	4,260,638
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 6/27/23 (b)(c)	3,900,000	3,734,250

TOTAL FOOD/BEVERAGE/TOBACCO		31,616,855

Gaming - 7.2%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 7/1/23 (b)(c)	1,875,549	1,779,427
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 2/15/24 (b)(c)	2,258,935	2,208,109
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.219% 10/19/24 (b)(c)	6,293,118	6,025,660
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.666% 9/15/23 (b)(c)	2,734,707	2,628,737
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 12/22/24 (b)(c)	29,903,237	28,664,346
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/18/24 (b)(c)	5,435,124	5,134,235
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.75% 4/17/24 (b)(c)	3,375,018	3,220,341
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 3/15/24 (b)(c)	4,051,869	3,928,611
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.803% 3/13/25 (b)(c)	4,422,775	4,234,807
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.53% 10/20/24 (b)(c)	8,887,557	8,487,617
3 month U.S. LIBOR + 7.000% 9.53% 10/20/25 (b)(c)	1,000,000	957,500
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2367% 10/4/23 (b)(c)	16,113,581	15,469,038
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 4/25/24 (b)(c)	1,364,225	1,343,762
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/27/25 (b)(c)	7,683,147	7,319,273
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3446% 10/14/23 (b)(c)	2,386,796	2,119,475
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 10/15/25 (b)(c)	4,500,000	4,334,085
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2503% 8/14/24 (b)(c)	17,603,902	16,478,484
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (b)(c)	13,925,013	13,426,079
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.03% 6/8/23 (b)(c)	9,199,022	8,811,375
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.28% 12/31/21 (b)(c)	4,640,000	4,553,000
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.78% 10/30/24 (b)(c)	1,250,000	1,178,913
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.75% 5/31/24 (b)(c)	1,891,923	1,865,909

TOTAL GAMING		144,168,783

Healthcare - 4.6%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 6/22/24 (b)(c)	2,866,350	2,794,691
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.9566% 1/27/21 (b)(c)	6,503,686	6,238,921
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.28% 2/6/26 (b)(c)	1,000,000	930,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 2/6/25 (b)(c)	1,662,438	1,571,003
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/13/25 (b)(c)	10,917,500	10,671,856
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/18/23 (b)(c)	2,801,880	2,730,964
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/18/25 (b)(c)	2,997,488	2,909,691
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1458% 8/18/22 (b)(c)	154,275	153,504
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 8.396% 10/1/24 (b)(c)	2,520,000	2,375,100
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.553% 6/7/23 (b)(c)	1,679,395	1,587,028
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7556% 6/30/25 (b)(c)	11,098,405	10,269,465
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 9/27/24 (b)(c)	5,381,825	4,850,370
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 10/21/23 (b)(c)	2,563,007	2,457,283
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9375% 2/22/24 (b)(c)	3,220,663	3,172,353
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (b)(c)	8,000,000	7,570,000
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 6/23/24 (b)(c)	3,119,620	2,974,557
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.053% 12/31/22 (b)(c)	5,815,903	5,522,200
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.1289% 11/27/25 (b)(c)	4,937,500	4,675,220
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3789% 6/1/25 (b)(c)	12,483,641	11,897,659
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6863% 7/9/25 (b)(c)	3,990,000	3,790,500
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 12/1/24 (b)(c)	3,705,019	3,503,095

TOTAL HEALTHCARE		92,645,460

Homebuilders/Real Estate - 2.1%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/21/25 (b)(c)	9,476,250	9,049,819
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3832% 12/7/25 (b)(c)	2,730,000	2,657,191
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 1/30/24 (b)(c)	4,738,622	4,474,064
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 1/30/24 (b)(c)	254,508	240,299
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/23/25 (b)(c)	4,238,561	4,049,352
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1752% 4/12/25 (b)(c)	2,554,656	2,324,737
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 2/8/25 (b)(c)	6,917,224	6,536,776
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5038% 12/22/24 (b)(c)	12,500,682	11,908,900

TOTAL HOMEBUILDERS/REAL ESTATE		41,241,138

Hotels - 1.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 8/30/23 (b)(c)	2,622,904	2,514,289
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 11/30/23 (b)(c)	7,075,014	6,773,053
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2563% 10/25/23 (b)(c)	2,792,849	2,688,117
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 8/31/25 (b)(c)	2,230,000	2,174,250
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 5/30/25 (b)(c)	5,999,963	5,759,964

TOTAL HOTELS		19,909,673

Insurance - 3.4%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7724% 11/22/23 (b)(c)	3,981,855	3,849,976
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2051% 5/10/25 (b)(c)	7,830,499	7,384,631
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2415% 1/25/24 (b)(c)	4,446,044	4,240,414
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/3/23 (b)(c)	6,183,608	5,913,075
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/3/24 (b)(c)	6,965,000	6,649,416
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5224% 8/4/22 (b)(c)	6,933,187	6,645,945
3 month U.S. LIBOR + 6.500% 9.0224% 8/4/25 (b)(c)	13,890,000	13,707,763
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2399% 4/25/25 (b)(c)	9,954,850	9,379,360
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (b)(c)	10,044,889	9,454,752

TOTAL INSURANCE		67,225,332

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 7/31/24 (b)(c)	3,927,657	3,757,471
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 12/14/25 (c)(e)	2,975,000	2,937,813
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/28/25 (b)(c)	10,917,500	10,298,805
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/1/24 (b)(c)	16,554,747	15,616,589
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 9/8/24 (b)(c)	1,000,000	998,330
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/8/24 (b)(c)	2,947,688	2,840,834
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.4566% 6/10/22 (b)(c)	5,850,394	5,618,016
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/2/25 (b)(c)	2,998,454	2,818,547
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/31/24 (b)(c)	1,725,609	1,643,643
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 7/6/24 (b)(c)	2,468,750	2,412,166
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12/20/25 (c)(e)	3,000,000	2,880,000
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 12/15/24 (b)(c)	4,204,413	4,055,493

TOTAL LEISURE		55,877,707

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 3/21/25 (b)(c)	3,384,425	3,274,431
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (b)(c)	6,775,602	5,708,444

TOTAL METALS/MINING		8,982,875

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.303% 3/14/22 (b)(c)	4,303,350	4,260,317
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3493% 12/29/23 (b)(c)	5,227,894	4,918,559
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 6/29/25 (b)(c)	5,486,250	5,181,763

TOTAL PAPER		14,360,639

Publishing/Printing - 1.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7538% 6/7/23 (b)(c)	7,643,780	6,525,877
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 10/18/19 (b)(c)	5,292,762	5,133,979
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.553% 11/3/23 (b)(c)	4,495,659	4,047,217
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/29/21 (b)(c)	5,759,389	5,205,048
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7558% 3/13/25 (b)(c)	3,359,613	3,216,829
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.5224% 5/4/22 (b)(c)	5,709,927	5,140,704
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/24/21 (b)(c)	3,314,752	3,223,597
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9584% 8/24/22 (b)(c)	5,440,798	5,311,579

TOTAL PUBLISHING/PRINTING		37,804,830

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 2/17/24 (b)(c)	11,884,550	11,300,187
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/14/21 (b)(c)	6,044,326	5,575,891
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7538% 3/16/25 (b)(c)	1,885,750	1,792,651
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2196% 4/3/25 (b)(c)	2,199,740	2,143,382
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7724% 7/28/21 (b)(c)	3,452,812	3,323,332
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.646% 10/1/25 (b)(c)	1,210,000	1,173,700
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.896% 10/1/26 (b)(c)	500,000	492,500
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/1/25 (b)(c)	1,764,131	1,686,951

TOTAL RESTAURANTS		27,488,594

Services - 6.5%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 9/26/21 (b)(c)	1,278,348	769,911
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (b)(c)	6,475,000	5,943,144
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	10,737,146	9,977,922
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 10/19/23 (b)(c)	4,106,513	3,916,587
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/11/25 (b)(c)	6,711,300	6,504,391
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5716% 11/21/24 (b)(c)	1,720,046	1,662,717
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7324% 6/21/24 (b)(c)	5,896,135	5,585,762
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 11/7/23 (b)(c)	1,724,071	1,655,108
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8869% 8/8/25 (b)(c)	1,895,250	1,805,226
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/29/25 (b)(c)	2,382,000	2,290,698
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 8/16/25 (b)(c)	1,486,275	1,426,824
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5224% 11/21/24 (b)(c)	6,881,113	6,485,449
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 11/30/25 (b)(c)	1,000,000	972,500
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.3125% 3/9/23 (b)(c)	405,496	393,838
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (b)(c)	1,000,000	997,500
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (b)(c)	8,038,175	7,701,617
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (b)(c)	25,592,675	25,042,432
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/27/25 (b)(c)	15,455,769	14,586,382
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/2/22 (b)(c)	2,336,911	2,222,403
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 11/5/25 (c)(e)	3,645,000	3,473,393
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6864% 11/14/22 (b)(c)	8,919,042	8,490,928
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/29/25 (b)(c)	3,650,000	3,563,313
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.53% 3/23/24 (b)(c)	1,309,069	1,217,434
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/3/23 (b)(c)	4,005,926	3,805,630
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.03% 9/26/24 (b)(c)	1,515,977	1,387,119
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 5/14/22 (b)(c)	6,137,396	5,937,931
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 5/14/23 (b)(c)	645,000	619,200
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 12/7/23 (b)(c)	2,559,016	2,426,280

TOTAL SERVICES		130,861,639

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.862% 6/14/21 (b)(c)	2,183,551	2,104,943
Super Retail - 4.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3493% 7/2/22 (b)(c)	5,400,441	3,571,041
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5224% 9/25/24 (b)(c)	52,601,558	50,208,174
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4324% 2/3/24 (b)(c)	11,699,479	11,351,419
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.48% 11/17/24 (b)(c)	3,957,808	3,839,074
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 10.5% 10/11/19 (b)(c)	940,144	493,576
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 8/19/23 (b)(c)	5,168,502	4,863,250
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 5.03% 8/19/22 (b)(c)	3,987,160	3,839,316
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7766% 1/26/23 (b)(c)	3,513,763	2,559,179
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.38% 3/11/22 (b)(c)	3,796,109	2,989,436
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)	3,002,818	3,003
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 5/31/25 (b)(c)	4,314,160	4,087,667

TOTAL SUPER RETAIL		87,805,135

Technology - 13.9%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/3/25 (b)(c)	5,815,425	5,451,961
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.31% 12/20/23 (b)(c)	795,000	787,710
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.06% 12/20/22 (b)(c)	1,044,833	1,030,027
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 2/28/25 (b)(c)	2,401,850	2,332,797
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.0013% 9/5/25 (b)(c)	2,992,500	2,947,613
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5224% 4/19/25 (b)(c)	1,790,501	1,723,357
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8125% 11/15/25 (b)(c)	4,500,000	4,320,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 4/30/25 (b)(c)	5,985,000	5,700,713
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0063% 8/23/25 (b)(c)	2,295,000	2,254,838
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 11/29/24 (b)(c)	2,975,006	2,841,131
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 9/7/23 (b)(c)	4,932,083	4,730,706
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/25 (b)(c)	1,568,805	1,482,520
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 2/1/26 (b)(c)	600,000	564,000
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.5224% 10/31/24 (b)(c)	9,701,120	9,474,793
3 month U.S. LIBOR + 8.000% 10.5224% 10/31/25 (b)(c)	2,148,276	2,076,674
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 8/23/26 (b)(c)	332,794	294,074
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/23/25 (b)(c)	3,635,000	3,512,319
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9551% 8/14/25 (b)(c)	2,950,000	2,802,500
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.4406% 2/9/23 (b)(c)	4,466,544	4,313,922
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.4874% 1/31/24 (b)(c)	964,193	946,114
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.78% 6/1/22 (b)(c)	7,133,551	6,803,624
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7724% 3/8/26 (b)(c)	545,000	528,650
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 3/8/25 (b)(c)	3,502,400	3,311,975
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.303% 12/2/24 (b)(c)	1,566,644	1,507,895
3 month U.S. LIBOR + 7.500% 9.8493% 12/1/25 (b)(c)	1,000,000	947,500
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.5038% 7/10/22 (b)(c)	11,870,188	11,380,542
3 month U.S. LIBOR + 2.000% 4.5038% 4/26/24 (b)(c)	5,213,560	4,968,523
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 4/22/23 (b)(c)	1,522,195	1,457,502
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 2/15/24 (b)(c)	8,833,422	8,418,251
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 7/7/25 (b)(c)	780,000	765,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 7/1/24 (b)(c)	2,794,275	2,702,064
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/1/22 (b)(c)	2,921,246	2,794,814
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (b)(c)	8,490,000	8,367,999
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.541% 11/1/23 (b)(c)	6,878,155	6,522,761
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.6% 1/20/24 (b)(c)	7,243,576	7,017,214
3 month U.S. LIBOR + 9.000% 11.35% 1/20/25 (b)(c)	2,270,000	2,156,500
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 11/20/21 (b)(c)	2,709,525	2,574,049
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 5.0224% 6/21/24 (b)(c)	12,322,021	11,449,252
3 month U.S. LIBOR + 2.500% 5.0224% 6/21/24 (b)(c)	2,015,854	1,873,071
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.2724% 9/29/24 (b)(c)	9,908,624	9,615,527
3 month U.S. LIBOR + 8.500% 11.0056% 9/29/25 (b)(c)	3,166,667	3,135,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2538% 9/15/24 (b)(c)	1,206,944	1,142,071
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 5/29/25 (b)(c)	5,830,333	5,514,504
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.53% 9/4/26 (b)(c)	415,000	396,325
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 9/4/25 (b)(c)	1,411,463	1,323,246
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 5/31/25 (b)(c)	4,940,175	4,572,774
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 5/31/26 (b)(c)	2,160,000	1,980,007
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6289% 8/1/25 (b)(c)	3,495,000	3,302,775
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2562% 3/3/23 (b)(c)	6,039,912	5,681,323
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (b)(c)	6,139,337	5,900,332
Sound Inpatient Physicians, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2724% 6/28/25 (b)(c)	1,179,075	1,129,707
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/16/25 (b)(c)	10,237,510	9,637,899
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/16/25 (b)(c)	3,883,227	3,655,786
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.7724% 4/16/25 (b)(c)	8,294,090	7,812,037
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.303% 9/30/23 (b)(c)	3,154,655	3,045,819
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4551% 3/9/23 (b)(c)	5,952,506	5,307,671
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/1/24 (b)(c)	7,857,444	7,503,859
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.01% 12/4/20 (b)(c)	836,186	822,246
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8493% 9/28/24 (b)(c)	7,067,370	6,660,996
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3869% 4/4/25 (b)(c)	8,457,500	8,224,919
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.19% 8/9/24 (b)(c)	4,962,500	4,749,510
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 8/27/25 (b)(c)	8,164,538	7,878,779
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(c)	10,000,000	9,478,100
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 7/2/26 (b)(c)	3,500,000	3,338,125
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (b)(c)	2,351,190	2,321,801
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (b)(c)	4,460,000	4,281,600
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 7/1/23 (b)(c)	3,674,791	3,526,476

TOTAL TECHNOLOGY		277,074,544

Telecommunications - 7.7%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2195% 7/15/25 (b)(c)	5,436,090	5,129,331
3 month U.S. LIBOR + 2.750% 5.2196% 1/31/26 (b)(c)	3,465,000	3,192,131
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4701% 9/28/25 (b)(c)	360,000	344,700
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.76% 12/22/23 (b)(c)	2,947,725	2,839,632
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.28% 3/31/21 (b)(c)	12,808,407	12,148,774
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 6/15/24 (b)(c)	22,925,562	21,220,588
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.27% 5/31/25 (b)(c)	4,477,500	4,205,134
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2563% 11/27/23 (b)(c)	33,775,000	32,629,014
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 7.0063% 1/2/24 (b)(c)	4,000,000	3,964,000
Tranche B-5, term loan 6.625% 1/2/24	6,205,000	6,096,413
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7538% 2/22/24 (b)(c)	9,090,000	8,612,775
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 7/17/25 (b)(c)	4,877,040	4,616,118
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 2/10/24 (b)(c)	2,947,500	2,613,460
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/24 (b)(c)	9,515,898	8,955,316
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/2/26 (b)(c)	10,750,000	10,343,005
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 4/11/25 (b)(c)	4,477,500	4,283,714
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (c)(e)	2,400,000	2,304,000
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 7.0224% 11/1/24 (b)(c)	4,056,748	3,894,478
3 month U.S. LIBOR + 8.250% 10.7724% 11/1/25 (b)(c)	3,000,000	2,880,000
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 7/31/25 (b)(c)	7,264,984	6,632,931
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5625% 2/2/24 (b)(c)	4,000,000	3,860,000
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 2/3/24 (b)(c)	2,626,633	2,493,121

TOTAL TELECOMMUNICATIONS		153,258,635

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4905% 6/15/23 (b)(c)	1,318,129	1,258,813
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8007% 9/11/24 (b)(c)	670,000	661,625
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5507% 9/11/23 (b)(c)	3,967,506	3,813,765
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.53% 6/22/22 (b)(c)	5,175,413	5,078,374
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.78% 9/14/20 (b)(c)	3,011,254	2,976,113

TOTAL TRANSPORTATION EX AIR/RAIL		12,529,877

Utilities - 3.5%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 8/1/26 (b)(c)	2,375,000	2,315,625
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/1/25 (b)(c)	11,715,000	11,323,836
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.71% 11/28/24 (b)(c)	3,172,797	2,998,293
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.303% 11/13/21 (b)(c)	4,002,338	3,958,992
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 6/26/25 (b)(c)	7,960,000	7,780,900
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 8/28/25 (b)(c)	3,318,262	3,276,784
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.5224% 2/15/24 (b)(c)	3,369,982	3,125,658
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 12/3/25 (c)(e)	2,000,000	1,969,160
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.553% 12/19/20 (b)(c)	7,223,653	7,047,612
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.03% 3/23/25 (b)(c)	1,626,122	1,588,851
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.522% 8/4/23 (b)(c)	6,934,920	6,670,977
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.7066% 11/30/23 (b)(c)	4,260,468	3,855,724
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.7724% 12/14/23 (b)(c)	3,430,000	3,289,953
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4729% 12/31/25 (b)(c)	10,507,200	10,088,383

TOTAL UTILITIES		69,290,748

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,891,451,038)		1,800,819,243

Nonconvertible Bonds - 3.2%
Chemicals - 0.2%
OCI NV 6.625% 4/15/23 (f)	1,000,000	982,500
TPC Group, Inc. 8.75% 12/15/20 (f)	3,780,000	3,591,000

TOTAL CHEMICALS		4,573,500

Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.9363% 7/15/21 (b)(c)(f)	5,780,000	5,758,325
Energy - 0.6%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,605,000	1,515,200
7% 6/30/24	1,000,000	1,055,000
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 5.6863% 4/15/19 (b)(c)	1,420,000	1,412,900
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(c)(f)	4,500,000	4,488,726
6.875% 6/15/25 (f)	1,000,000	952,210
Denbury Resources, Inc.:
9% 5/15/21 (f)	730,000	682,550
9.25% 3/31/22 (f)	1,455,000	1,342,238
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (f)	1,435,000	1,269,975

TOTAL ENERGY		12,718,799

Gaming - 0.3%
Scientific Games Corp. 5% 10/15/25 (f)	3,060,000	2,731,050
Stars Group Holdings BV 7% 7/15/26 (f)	2,000,000	1,945,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (f)	1,367,000	1,278,145

TOTAL GAMING		5,954,195

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,325,000
5.125% 5/1/25	1,000,000	932,500
7.5% 1/1/22 (f)	900,000	913,500
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (f)	2,515,000	2,345,238
9% 12/15/25 (f)	1,275,000	1,268,625

TOTAL HEALTHCARE		7,784,863

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (f)	1,000,000	907,500
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	1,220,000	1,229,150
7.25% 11/30/21 (f)	2,000,000	2,037,260

TOTAL LEISURE		3,266,410

Services - 0.2%
APX Group, Inc. 7.625% 9/1/23	980,000	791,350
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (f)	2,395,000	2,041,738

TOTAL SERVICES		2,833,088

Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	1,004,000	1,001,036
4.42% 6/15/21 (f)	3,030,000	3,026,884
NXP BV/NXP Funding LLC 4.125% 6/1/21 (f)	2,665,000	2,631,688
Uber Technologies, Inc. 7.5% 11/1/23 (f)	2,000,000	1,935,000

TOTAL TECHNOLOGY		8,594,608

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (f)	3,095,000	2,824,188
SFR Group SA:
6.25% 5/15/24 (f)	1,930,000	1,799,725
7.375% 5/1/26 (f)	3,010,000	2,761,675

TOTAL TELECOMMUNICATIONS		7,385,588

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (f)	870,000	813,885
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (f)	2,255,000	2,153,525
TOTAL NONCONVERTIBLE BONDS
(Cost $65,829,503)		62,744,286
	Shares	Value

Common Stocks - 0.7%
Chemicals - 0.2%
LyondellBasell Industries NV Class A	52,192	4,340,287
Energy - 0.4%
Expro Holdings U.S., Inc. (g)	240,349	5,047,329
Expro Holdings U.S., Inc. (f)(g)	88,205	1,852,305

TOTAL ENERGY		6,899,634

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	27,296	658,107
Publishing/Printing - 0.0%
Cenveo Corp. (g)	4,167	121,510
Utilities - 0.1%
TexGen Power LLC (g)	85,051	2,534,520
TOTAL COMMON STOCKS
(Cost $16,003,515)		14,554,058

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)(h)
(Cost $45,406)	45,954	45,954

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.42% (i)
(Cost $96,737,376)	96,724,187	96,743,532
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $2,070,066,838)		1,974,907,073
NET OTHER ASSETS (LIABILITIES) - 1.0%		20,723,481
NET ASSETS - 100%		$1,995,630,554

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,564,641 or 2.8% of net assets.

 (g) Level 3 security

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$462,634
Total	$462,634

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$6,899,634	$--	$--	$6,899,634
Industrials	121,510	--	--	121,510
Materials	4,998,394	4,998,394	--	--
Utilities	2,534,520	--	--	2,534,520
Bank Loan Obligations	1,800,819,243	--	1,800,819,243	--
Corporate Bonds	62,744,286	--	62,744,286	--
Other	45,954	--	--	45,954
Money Market Funds	96,743,532	96,743,532	--	--
Total Investments in Securities:	$1,974,907,073	$101,741,926	$1,863,563,529	$9,601,618

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

December 31, 2018

UTCIP-QTLY-0219
1.842153.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Diversified Telecommunication Services - 2.1%
Integrated Telecommunication Services - 2.1%
AT&T, Inc.	434,800	$12,409,192
Electric Utilities - 54.7%
Electric Utilities - 54.7%
American Electric Power Co., Inc.	231,800	17,324,732
Duke Energy Corp.	110,400	9,527,520
Edison International	475,000	26,965,750
Entergy Corp.	298,900	25,726,323
Evergy, Inc.	347,313	19,716,959
Eversource Energy	219,534	14,278,491
Exelon Corp.	946,545	42,689,182
FirstEnergy Corp.	940,040	35,298,502
NextEra Energy, Inc.	236,765	41,154,492
PG&E Corp. (a)	668,439	15,875,426
Pinnacle West Capital Corp.	115,340	9,826,968
PPL Corp.	766,674	21,719,874
Southern Co.	580,100	25,477,992
Vistra Energy Corp. (a)	717,208	16,416,891
		321,999,102
Gas Utilities - 6.1%
Gas Utilities - 6.1%
Atmos Energy Corp.	205,400	19,044,688
Chesapeake Utilities Corp.	17,444	1,418,197
South Jersey Industries, Inc. (b)	348,974	9,701,477
Southwest Gas Holdings, Inc.	73,800	5,645,700
		35,810,062
Independent Power and Renewable Electricity Producers - 5.4%
Independent Power Producers & Energy Traders - 4.0%
NRG Energy, Inc.	340,143	13,469,663
NRG Yield, Inc. Class C	364,400	6,285,900
The AES Corp.	256,594	3,710,349
		23,465,912
Renewable Electricity - 1.4%
NextEra Energy Partners LP	196,436	8,456,570

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		31,922,482

Multi-Utilities - 29.0%
Multi-Utilities - 29.0%
Avangrid, Inc. (b)	264,999	13,273,800
CenterPoint Energy, Inc.	337,200	9,519,156
Dominion Resources, Inc.	444,900	31,792,554
NiSource, Inc.	513,100	13,007,085
Public Service Enterprise Group, Inc.	549,600	28,606,680
SCANA Corp.	750,600	35,863,668
Sempra Energy	360,523	39,004,983
		171,067,926
Oil, Gas & Consumable Fuels - 1.4%
Oil & Gas Storage & Transport - 1.4%
Cheniere Energy, Inc. (a)	141,032	8,347,684
Water Utilities - 0.4%
Water Utilities - 0.4%
SJW Corp.	43,000	2,391,660
TOTAL COMMON STOCKS
(Cost $521,854,075)		583,948,108

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.42% (c)	2,564,646	2,565,159
Fidelity Securities Lending Cash Central Fund 2.41% (c)(d)	9,657,350	9,658,315
TOTAL MONEY MARKET FUNDS
(Cost $12,223,474)		12,223,474
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $534,077,549)		596,171,582
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,260,952)
NET ASSETS - 100%		$588,910,630

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,259
Fidelity Securities Lending Cash Central Fund	3,427
Total	$13,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Communication Services Central Fund (formerly Fidelity® Telecom Services Central Fund)

December 31, 2018

TSCIP-QTLY-0219
1.842154.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Diversified Telecommunication Services - 9.4%
Alternative Carriers - 3.1%
Cogent Communications Group, Inc.	160,746	$7,267,327
Iliad SA	52,511	7,379,173
Iridium Communications, Inc. (a)	712,814	13,151,418
ORBCOMM, Inc. (a)	508,167	4,197,459
Vonage Holdings Corp. (a)	776,241	6,776,584
Zayo Group Holdings, Inc. (a)	236,626	5,404,538
		44,176,499
Integrated Telecommunication Services - 6.3%
AT&T, Inc.	2,343,948	66,896,276
Atlantic Tele-Network, Inc.	61,714	4,414,402
Cincinnati Bell, Inc. (a)	405,263	3,152,946
Masmovil Ibercom SA (a)	643,525	14,377,716
		88,841,340

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		133,017,839

Entertainment - 26.4%
Interactive Home Entertainment - 11.7%
Activision Blizzard, Inc.	1,856,459	86,455,296
Electronic Arts, Inc. (a)	410,315	32,377,957
NetEase, Inc. ADR	61,300	14,428,181
Take-Two Interactive Software, Inc. (a)	211,565	21,778,501
Zynga, Inc. (a)	2,593,000	10,190,490
		165,230,425
Movies & Entertainment - 14.7%
Lions Gate Entertainment Corp. Class B	334,500	4,977,360
Netflix, Inc. (a)	243,179	65,089,291
Pandora Media, Inc. (a)	188,100	1,521,729
The Walt Disney Co.	626,478	68,693,313
Twenty-First Century Fox, Inc. Class B	1,078,900	51,549,842
World Wrestling Entertainment, Inc. Class A	218,544	16,329,608
		208,161,143

TOTAL ENTERTAINMENT		373,391,568

Equity Real Estate Investment Trusts (REITs) - 0.5%
Specialized REITs - 0.5%
American Tower Corp.	44,263	7,001,964
Interactive Media & Services - 41.7%
Interactive Media & Services - 41.7%
Alphabet, Inc. Class A (a)	332,500	347,449,200
Facebook, Inc. Class A (a)	1,399,175	183,417,851
Match Group, Inc.	111,800	4,781,686
Momo, Inc. ADR (a)	596,800	14,174,000
Tencent Holdings Ltd.	370,700	14,864,926
TripAdvisor, Inc. (a)	125,200	6,753,288
Twitter, Inc. (a)	489,300	14,062,482
Zillow Group, Inc. Class A (a)	143,900	4,522,777
		590,026,210
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	96,900	13,282,083
Media - 15.2%
Broadcasting - 2.6%
CBS Corp. Class B	84,300	3,685,596
Discovery Communications, Inc. Class C (non-vtg.) (a)	621,700	14,348,836
Liberty Media Corp.:
Liberty Media Class A (a)	454,515	13,508,186
Liberty SiriusXM Series A (a)	149,900	5,516,320
		37,058,938
Cable & Satellite - 11.5%
Altice U.S.A., Inc. Class A	130,672	2,158,701
Charter Communications, Inc. Class A (a)	52,537	14,971,469
Comcast Corp. Class A	2,195,871	74,769,408
DISH Network Corp. Class A (a)	262,600	6,557,122
GCI Liberty, Inc. (a)	383,403	15,780,867
Liberty Broadband Corp. Class A (a)	272,400	19,561,044
Liberty Global PLC Class C (a)	1,003,364	20,709,433
Liberty Latin America Ltd. (a)	569,197	8,293,200
		162,801,244
Publishing - 1.1%
The New York Times Co. Class A	665,600	14,836,224

TOTAL MEDIA		214,696,406

Wireless Telecommunication Services - 3.6%
Wireless Telecommunication Services - 3.6%
Boingo Wireless, Inc. (a)	297,800	6,125,746
T-Mobile U.S., Inc. (a)	702,015	44,655,174
		50,780,920
TOTAL COMMON STOCKS
(Cost $1,450,767,791)		1,382,196,990

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $18,162,861)	18,159,229	18,162,861
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,468,930,652)		1,400,359,851
NET OTHER ASSETS (LIABILITIES) - 1.0%		14,453,184
NET ASSETS - 100%		$1,414,813,035

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,118
Fidelity Securities Lending Cash Central Fund	28,331
Total	$81,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Materials Central Fund

December 31, 2018

MTCIP-QTLY-0219
1.842155.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	39,900	$979,545
Chemicals - 76.3%
Commodity Chemicals - 15.0%
Cabot Corp.	81,901	3,516,829
Ciner Resources LP	42,400	909,480
LyondellBasell Industries NV Class A	225,655	18,765,470
Olin Corp.	1,090,372	21,927,381
Orion Engineered Carbons SA	222,373	5,621,589
Trinseo SA	25,900	1,185,702
Tronox Ltd. Class A	956,300	7,440,014
Westlake Chemical Corp.	125,243	8,287,329
		67,653,794
Diversified Chemicals - 33.0%
DowDuPont, Inc.	2,075,350	110,989,718
Eastman Chemical Co.	46,351	3,388,722
Ingevity Corp. (a)	57,000	4,770,330
The Chemours Co. LLC	1,049,043	29,603,993
		148,752,763
Fertilizers & Agricultural Chemicals - 3.6%
CF Industries Holdings, Inc.	141,100	6,139,261
The Mosaic Co.	344,200	10,054,082
		16,193,343
Industrial Gases - 13.0%
Air Products & Chemicals, Inc.	132,300	21,174,615
Linde PLC	42,900	6,694,116
Linde PLC	193,270	30,680,388
		58,549,119
Specialty Chemicals - 11.7%
Celanese Corp. Class A	54,400	4,894,368
International Flavors & Fragrances, Inc.	76,852	10,318,918
Platform Specialty Products Corp. (a)	1,500,500	15,500,165
RPM International, Inc.	79,200	4,655,376
Sherwin-Williams Co.	42,200	16,604,012
W.R. Grace & Co.	11,400	739,974
		52,712,813

TOTAL CHEMICALS		343,861,832

Construction Materials - 3.7%
Construction Materials - 3.7%
Summit Materials, Inc.	70,200	870,480
Vulcan Materials Co.	160,900	15,896,920
		16,767,400
Containers & Packaging - 6.9%
Metal & Glass Containers - 5.9%
Aptargroup, Inc.	82,800	7,788,996
Ball Corp.	191,600	8,809,768
Crown Holdings, Inc. (a)	199,700	8,301,529
Owens-Illinois, Inc.	92,700	1,598,148
		26,498,441
Paper Packaging - 1.0%
Packaging Corp. of America	55,500	4,632,030

TOTAL CONTAINERS & PACKAGING		31,130,471

Metals & Mining - 8.1%
Copper - 1.9%
Antofagasta PLC	692,400	6,911,999
First Quantum Minerals Ltd.	186,500	1,508,175
		8,420,174
Diversified Metals & Mining - 1.2%
Alcoa Corp. (a)	111,700	2,968,986
Livent Corp. (b)	175,328	2,419,526
		5,388,512
Gold - 3.1%
Newmont Mining Corp.	314,600	10,900,890
Royal Gold, Inc.	39,100	3,348,915
		14,249,805
Steel - 1.9%
AK Steel Holding Corp. (a)(b)	177,700	399,825
Allegheny Technologies, Inc. (a)	76,600	1,667,582
Cleveland-Cliffs, Inc. (b)	163,800	1,259,622
Ryerson Holding Corp. (a)	180,306	1,143,140
Steel Dynamics, Inc.	136,600	4,103,464
		8,573,633

TOTAL METALS & MINING		36,632,124

Oil, Gas & Consumable Fuels - 0.3%
Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	19,400	1,454,418
Trading Companies & Distributors - 2.0%
Trading Companies & Distributors - 2.0%
Univar, Inc. (a)	500,790	8,884,015
TOTAL COMMON STOCKS
(Cost $491,647,843)		439,709,805

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.42% (c)	9,413,888	9,415,771
Fidelity Securities Lending Cash Central Fund 2.41% (c)(d)	2,905,497	2,905,787
TOTAL MONEY MARKET FUNDS
(Cost $12,321,434)		12,321,558
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $503,969,277)		452,031,363
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(832,770)
NET ASSETS - 100%		$451,198,593

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,551
Fidelity Securities Lending Cash Central Fund	27,819
Total	$70,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

December 31, 2018

ITCIP-QTLY-0219
1.842156.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Communications Equipment - 0.9%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	740,800	$12,141,712
Palo Alto Networks, Inc. (a)	117,149	22,065,014
		34,206,726
Electronic Equipment & Components - 4.3%
Electronic Components - 1.0%
Corning, Inc.	1,278,881	38,634,995
Electronic Equipment & Instruments - 1.3%
Cognex Corp.	373,051	14,425,882
Trimble, Inc. (a)	1,039,179	34,199,381
		48,625,263
Electronic Manufacturing Services - 2.0%
Jabil, Inc.	506,300	12,551,177
TE Connectivity Ltd.	798,639	60,401,068
		72,952,245

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		160,212,503

Entertainment - 2.0%
Interactive Home Entertainment - 2.0%
Electronic Arts, Inc. (a)	947,300	74,751,443
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified REITs - 0.6%
Ant International Co. Ltd. Class C (b)(c)	3,805,376	21,348,159
Interactive Media & Services - 1.4%
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	37,681	39,375,138
Match Group, Inc. (d)	260,200	11,128,754
		50,503,892
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
Meituan Dianping Class B	6,251,571	33,295,673
Internet Software & Services - 0.3%
Internet Software & Services (Discontinued) - 0.3%
BlackLine, Inc. (a)	253,770	10,391,882
IT Services - 12.6%
Data Processing & Outsourced Services - 7.4%
Alliance Data Systems Corp.	213,630	32,061,590
ExlService Holdings, Inc. (a)	209,500	11,023,890
FleetCor Technologies, Inc. (a)	175,600	32,612,432
MasterCard, Inc. Class A	52,000	9,809,800
PayPal Holdings, Inc. (a)	1,241,500	104,397,735
Total System Services, Inc.	375,468	30,521,794
Visa, Inc. Class A	432,600	57,077,244
		277,504,485
Internet Services & Infrastructure - 1.4%
Akamai Technologies, Inc. (a)	715,012	43,672,933
MongoDB, Inc. Class A (a)(d)	81,724	6,843,568
		50,516,501
IT Consulting & Other Services - 3.8%
Accenture PLC Class A	78,900	11,125,689
Capgemini SA	564,100	56,100,365
Cognizant Technology Solutions Corp. Class A	1,046,332	66,421,155
DXC Technology Co.	184,200	9,793,914
		143,441,123

TOTAL IT SERVICES		471,462,109

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,008,062	1,620,541
Semiconductors & Semiconductor Equipment - 15.1%
Semiconductor Equipment - 2.9%
Applied Materials, Inc.	1,910,810	62,559,919
Lam Research Corp.	337,967	46,020,966
SunEdison, Inc. (a)(c)	1,200	0
		108,580,885
Semiconductors - 12.2%
Analog Devices, Inc.	1,606,280	137,867,012
Broadcom, Inc.	108,700	27,640,236
Marvell Technology Group Ltd.	1,794,582	29,054,283
Microchip Technology, Inc. (d)	590,738	42,485,877
Micron Technology, Inc. (a)	2,018,000	64,031,140
NVIDIA Corp.	955,950	127,619,325
Skyworks Solutions, Inc.	423,975	28,414,805
		457,112,678

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		565,693,563

Software - 38.6%
Application Software - 18.5%
Adobe, Inc. (a)	824,613	186,560,445
Autodesk, Inc. (a)	309,940	39,861,383
Box, Inc. Class A (a)	603,403	10,185,443
Citrix Systems, Inc.	820,657	84,084,516
Constellation Software, Inc.	43,800	28,036,235
HubSpot, Inc. (a)	108,500	13,641,705
Instructure, Inc. (a)	284,753	10,681,085
Intuit, Inc.	97,600	19,212,560
Parametric Technology Corp. (a)	401,930	33,319,997
Pivotal Software, Inc. (d)	1,288,600	21,068,610
Salesforce.com, Inc. (a)	1,064,009	145,737,313
Talend SA ADR (a)	266,400	9,878,112
Ultimate Software Group, Inc. (a)	94,970	23,255,304
Workday, Inc. Class A (a)	308,151	49,205,552
Xunlei Ltd. sponsored ADR (a)	330,343	1,123,166
Zendesk, Inc. (a)	238,969	13,948,621
		689,800,047
Systems Software - 20.1%
Microsoft Corp.	6,788,915	689,550,097
Red Hat, Inc. (a)	111,600	19,601,424
Symantec Corp.	2,235,747	42,244,440
		751,395,961

TOTAL SOFTWARE		1,441,196,008

Technology Hardware, Storage & Peripherals - 20.3%
Technology Hardware, Storage & Peripherals - 20.3%
Apple, Inc.	4,471,583	705,347,501
Seagate Technology LLC	477,954	18,444,245
Western Digital Corp.	940,175	34,758,270
		758,550,016
TOTAL COMMON STOCKS
(Cost $3,645,470,821)		3,623,232,515

Convertible Preferred Stocks - 1.0%
Software - 1.0%
Application Software - 1.0%
Lyft, Inc. Series I (b)(c)	303,270	14,361,017
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	489,912	23,893,008
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,961,046)		38,254,025

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.42% (e)	42,427,297	42,435,783
Fidelity Securities Lending Cash Central Fund 2.41% (e)(f)	44,543,014	44,547,468
TOTAL MONEY MARKET FUNDS
(Cost $86,983,251)		86,983,251
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,754,415,118)		3,748,469,791
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,537,290)
NET ASSETS - 100%		$3,737,932,501

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,602,184 or 1.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Lyft, Inc. Series I	6/27/18	$14,361,017
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$910,880
Fidelity Securities Lending Cash Central Fund	188,178
Total	$1,099,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,623,232,515	$3,566,968,142	$33,295,673	$22,968,700
Convertible Preferred Stocks	38,254,025	--	--	38,254,025
Money Market Funds	86,983,251	86,983,251	--	--
Total Investments in Securities:	$3,748,469,791	$3,653,951,393	$33,295,673	$61,222,725

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$38,254,025
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$38,254,025
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$--
Other Investments in Securities
Beginning Balance	$22,975,773
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(7,073)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$22,968,700
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$(7,073)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$61,222,725	Market approach	Transaction price	$5.61 - $48.77 / $32.97	Increase
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

December 31, 2018

INCIP-QTLY-0219
1.842157.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Aerospace & Defense - 22.7%
Aerospace & Defense - 22.7%
Curtiss-Wright Corp.	82,700	$8,445,324
HEICO Corp. Class A	131,400	8,278,200
L3 Technologies, Inc.	200,300	34,784,098
Lockheed Martin Corp.	371,900	97,378,296
The Boeing Co.	565,400	182,341,499
United Technologies Corp.	302,085	32,166,011
		363,393,428
Air Freight & Logistics - 3.7%
Air Freight & Logistics - 3.7%
C.H. Robinson Worldwide, Inc.	198,600	16,700,274
FedEx Corp.	268,100	43,252,573
		59,952,847
Airlines - 5.0%
Airlines - 5.0%
Alaska Air Group, Inc.	377,200	22,952,620
Delta Air Lines, Inc.	927,200	46,267,280
Spirit Airlines, Inc. (a)	194,700	11,277,024
		80,496,924
Building Products - 1.2%
Building Products - 1.2%
Fortune Brands Home & Security, Inc.	508,900	19,333,111
Commercial Services & Supplies - 5.1%
Diversified Support Services - 3.0%
Cintas Corp.	191,900	32,237,281
Healthcare Services Group, Inc. (b)	374,100	15,031,338
		47,268,619
Environmental & Facility Services - 2.1%
Waste Connection, Inc. (United States)	455,450	33,817,163

TOTAL COMMERCIAL SERVICES & SUPPLIES		81,085,782

Electrical Equipment - 14.7%
Electrical Components & Equipment - 14.7%
AMETEK, Inc.	840,217	56,882,691
Emerson Electric Co.	1,698,100	101,461,475
Fortive Corp.	1,152,942	78,008,056
		236,352,222
Industrial Conglomerates - 8.4%
Industrial Conglomerates - 8.4%
Carlisle Companies, Inc.	172,000	17,289,440
General Electric Co.	5,041,700	38,165,669
Honeywell International, Inc.	598,512	79,075,405
		134,530,514
Machinery - 16.8%
Construction Machinery & Heavy Trucks - 4.8%
Caterpillar, Inc.	542,269	68,906,122
WABCO Holdings, Inc. (a)	75,800	8,136,372
		77,042,494
Industrial Machinery - 12.0%
Flowserve Corp.	751,000	28,553,020
Gardner Denver Holdings, Inc. (a)	1,827,200	37,366,240
IDEX Corp.	326,606	41,237,274
Ingersoll-Rand PLC	941,562	85,898,701
		193,055,235

TOTAL MACHINERY		270,097,729

Professional Services - 3.5%
Research & Consulting Services - 3.5%
IHS Markit Ltd. (a)	503,190	24,138,024
TransUnion Holding Co., Inc.	556,500	31,609,200
		55,747,224
Road & Rail - 14.0%
Railroads - 10.9%
CSX Corp.	1,253,100	77,855,103
Genesee & Wyoming, Inc. Class A (a)	221,500	16,395,430
Union Pacific Corp.	580,800	80,283,984
		174,534,517
Trucking - 3.1%
Landstar System, Inc.	170,300	16,292,601
Old Dominion Freight Lines, Inc.	274,700	33,922,703
		50,215,304

TOTAL ROAD & RAIL		224,749,821

Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	892,500	33,486,600
TOTAL COMMON STOCKS
(Cost $1,543,701,493)		1,559,226,202

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 2.42% (c)	40,294,011	40,302,070
Fidelity Securities Lending Cash Central Fund 2.41% (c)(d)	12,419,908	12,421,150
TOTAL MONEY MARKET FUNDS
(Cost $52,723,120)		52,723,220
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,596,424,613)		1,611,949,422
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(8,377,478)
NET ASSETS - 100%		$1,603,571,944

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$137,093
Fidelity Securities Lending Cash Central Fund	119,742
Total	$256,835

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

December 31, 2018

HCCIP-QTLY-0219
1.842158.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 24.1%
Biotechnology - 24.1%
Abeona Therapeutics, Inc. (a)(b)	760,000	$5,426,400
AC Immune SA (a)	387,987	3,666,477
Acceleron Pharma, Inc. (a)	320,000	13,936,000
Acorda Therapeutics, Inc. (a)	460,000	7,166,800
Alexion Pharmaceuticals, Inc. (a)	640,000	62,310,400
Allakos, Inc. (a)	102,499	5,357,623
Alnylam Pharmaceuticals, Inc. (a)	237,671	17,328,593
Amgen, Inc.	600,000	116,802,000
Amicus Therapeutics, Inc. (a)	700,000	6,706,000
AnaptysBio, Inc. (a)(b)	229,262	14,624,623
Argenx SE ADR (a)	250,000	24,017,500
Array BioPharma, Inc. (a)	1,050,000	14,962,500
Ascendis Pharma A/S sponsored ADR (a)	290,000	18,168,500
Atara Biotherapeutics, Inc. (a)	400,000	13,896,000
BeiGene Ltd. ADR (a)	169,000	23,703,940
Biogen, Inc. (a)	34,000	10,231,280
bluebird bio, Inc. (a)	100,924	10,011,661
Blueprint Medicines Corp. (a)	356,010	19,192,499
Cellectis SA sponsored ADR (a)	201,500	3,354,975
CytomX Therapeutics, Inc. (a)	173,497	2,619,805
FibroGen, Inc. (a)	350,000	16,198,000
GlycoMimetics, Inc. (a)	500,000	4,735,000
Gritstone Oncology, Inc.	130,001	2,008,515
Insmed, Inc. (a)(b)	1,000,000	13,120,000
Intercept Pharmaceuticals, Inc. (a)	143,278	14,440,990
La Jolla Pharmaceutical Co. (a)(b)	250,000	2,357,500
Neurocrine Biosciences, Inc. (a)	450,000	32,134,500
Sage Therapeutics, Inc. (a)	5,900	565,161
Sarepta Therapeutics, Inc. (a)(b)	660,000	72,025,800
Scholar Rock Holding Corp. (b)	17,500	401,975
uniQure B.V. (a)(b)	200,000	5,764,000
Vertex Pharmaceuticals, Inc. (a)	474,000	78,546,540
Viking Therapeutics, Inc. (a)(b)	500,000	3,825,000
Xencor, Inc. (a)	404,833	14,638,761
Zymeworks, Inc. (a)	59,700	876,396
		655,121,714
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	240,000	3,720,000
Health Care Equipment & Supplies - 27.8%
Health Care Equipment - 27.0%
Atricure, Inc. (a)	600,000	18,360,000
Baxter International, Inc.	160,000	10,531,200
Becton, Dickinson & Co.	900,000	202,788,000
Boston Scientific Corp. (a)	5,300,000	187,302,000
Danaher Corp.	164,000	16,911,680
Fisher & Paykel Healthcare Corp.	1,000,000	8,725,600
Insulet Corp. (a)	440,000	34,900,800
Integra LifeSciences Holdings Corp. (a)	400,000	18,040,000
Intuitive Surgical, Inc. (a)	116,000	55,554,720
Masimo Corp. (a)	220,000	23,621,400
Penumbra, Inc. (a)	250,000	30,550,000
Stryker Corp.	440,000	68,970,000
Teleflex, Inc.	80,000	20,678,400
Wright Medical Group NV (a)	1,400,000	38,108,000
		735,041,800
Health Care Supplies - 0.8%
Align Technology, Inc. (a)	100,000	20,943,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		755,984,800

Health Care Providers & Services - 28.1%
Health Care Distributors & Services - 2.1%
AmerisourceBergen Corp.	218,000	16,219,200
EBOS Group Ltd.	1,050,000	14,151,581
Henry Schein, Inc. (a)	340,000	26,696,800
		57,067,581
Health Care Facilities - 3.1%
HCA Holdings, Inc.	680,000	84,626,000
Health Care Services - 4.5%
Cigna Corp.	500,000	94,960,000
G1 Therapeutics, Inc. (a)	370,000	7,085,500
Premier, Inc. (a)	260,000	9,711,000
United Drug PLC (United Kingdom)	1,280,000	9,739,983
		121,496,483
Managed Health Care - 18.4%
Centene Corp. (a)	160,000	18,448,000
Humana, Inc.	430,000	123,186,400
Molina Healthcare, Inc. (a)	210,000	24,406,200
Notre Dame Intermedica Participacoes SA	2,800,000	21,008,579
UnitedHealth Group, Inc.	1,000,000	249,120,001
Wellcare Health Plans, Inc. (a)	269,000	63,508,210
		499,677,390

TOTAL HEALTH CARE PROVIDERS & SERVICES		762,867,454

Health Care Technology - 0.6%
Health Care Technology - 0.6%
Castlight Health, Inc. (a)	700,500	1,520,085
Castlight Health, Inc. Class B (a)	800,000	1,736,000
Teladoc Health, Inc. (a)(b)	280,000	13,879,600
		17,135,685
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Lonza Group AG	72,000	18,657,442
Morphosys AG (a)	118,650	12,092,151
		30,749,593
Pharmaceuticals - 15.0%
Pharmaceuticals - 15.0%
Allergan PLC	80,000	10,692,800
Amneal Pharmaceuticals, Inc. (a)	84,993	1,149,955
Amneal Pharmaceuticals, Inc. (c)	540,541	7,313,520
AstraZeneca PLC (United Kingdom)	1,600,000	119,433,582
Dechra Pharmaceuticals PLC	889,800	23,476,679
Eli Lilly & Co.	430,000	49,759,600
Mylan NV (a)	200,000	5,480,000
MyoKardia, Inc. (a)	151,743	7,414,163
Nektar Therapeutics (a)	800,000	26,296,000
Perrigo Co. PLC	140,000	5,425,000
Recordati SpA	270,000	9,370,287
Roche Holding AG (participation certificate)	400,000	99,303,545
RPI International Holdings LP (a)(c)(d)	41,845	6,316,921
The Medicines Company (a)(b)	496,397	9,501,039
Theravance Biopharma, Inc. (a)	500,000	12,795,000
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,800,000	5,658,210
Zogenix, Inc. (a)	200,000	7,292,000
		406,678,301
Software - 1.1%
Application Software - 1.1%
Benefitfocus, Inc. (a)(b)	630,000	28,803,600
TOTAL COMMON STOCKS
(Cost $2,337,972,942)		2,661,061,147

Convertible Preferred Stocks - 0.9%
Biotechnology - 0.4%
Biotechnology - 0.4%
BioNTech AG:
Series A (c)(d)	25,477	7,410,243
Series A (d)	6,787	1,974,067
Generation Bio Series B (c)(d)	49,800	348,600
		9,732,910
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	5,445,595
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	3,606,378	3,606,378
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(c)(d)	997,101	3,100,984
Series D (c)(d)	482,315	1,500,000
		4,600,984
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,562,247)		23,385,867

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 2.42% (e)	41,113,707	41,121,929
Fidelity Securities Lending Cash Central Fund 2.41% (e)(f)	88,227,697	88,236,519
TOTAL MONEY MARKET FUNDS
(Cost $129,352,177)		129,358,448
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $2,485,887,366)		2,813,805,462
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(94,843,645)
NET ASSETS - 100%		$2,718,961,817

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,042,241 or 1.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Amneal Pharmaceuticals, Inc.	5/4/18	$9,864,873
BioNTech AG Series A	12/29/17	$5,579,683
Generation Bio Series B	2/21/18	$455,456
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
Outset Medical, Inc. Series D	8/20/18	$1,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$174,255
Fidelity Securities Lending Cash Central Fund	85,170
Total	$259,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,661,061,147	$2,436,007,099	$218,737,127	$6,316,921
Convertible Preferred Stocks	23,385,867	--	--	23,385,867
Money Market Funds	129,358,448	129,358,448	--	--
Total Investments in Securities:	$2,813,805,462	$2,565,365,547	$218,737,127	$29,702,788

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$27,792,677
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(41,386)
Cost of Purchases	1,951,497
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,702,788
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$(41,386)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$29,702,788	Market comparable	Transaction price	$1.00 - $290.86 / $205.13	Increase
			Discount for lack of marketability	23.4%	Decrease
		Market approach	Transaction price	$3.11 - $150.96 / $63.29	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Financials Central Fund

December 31, 2018

FNCIP-QTLY-0219
1.842159.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Banks - 29.8%
Diversified Banks - 18.4%
Bank of America Corp.	6,250,000	$154,000,000
Citigroup, Inc.	2,600,000	135,356,000
JPMorgan Chase & Co.	1,450,000	141,549,000
Wells Fargo & Co.	3,000,000	138,240,000
		569,145,000
Regional Banks - 11.4%
BOK Financial Corp.	125,000	9,166,250
First Citizen Bancshares, Inc.	35,000	13,196,750
First Hawaiian, Inc.	600,000	13,506,000
First Horizon National Corp.	2,400,000	31,584,000
First Republic Bank	250,000	21,725,000
Huntington Bancshares, Inc.	5,942,500	70,834,600
M&T Bank Corp.	396,200	56,708,106
PNC Financial Services Group, Inc.	792,300	92,627,793
Popular, Inc.	546,400	25,801,008
Signature Bank	150,000	15,421,500
		350,571,007

TOTAL BANKS		919,716,007

Capital Markets - 13.3%
Asset Management & Custody Banks - 3.9%
Bank of New York Mellon Corp.	1,500,000	70,605,000
Northern Trust Corp.	350,000	29,256,500
Oaktree Capital Group LLC Class A	500,000	19,875,000
		119,736,500
Financial Exchanges & Data - 3.2%
Cboe Global Markets, Inc.	1,000,000	97,830,000
Investment Banking & Brokerage - 6.2%
E*TRADE Financial Corp.	1,350,000	59,238,000
Goldman Sachs Group, Inc.	100,000	16,705,000
Hamilton Lane, Inc. Class A	500,000	18,500,000
Morgan Stanley	350,000	13,877,500
PJT Partners, Inc.	225,000	8,721,000
TD Ameritrade Holding Corp.	1,200,000	58,752,000
Virtu Financial, Inc. Class A	600,000	15,456,000
		191,249,500

TOTAL CAPITAL MARKETS		408,816,000

Consumer Finance - 7.3%
Consumer Finance - 7.3%
American Express Co.	650,000	61,958,000
Capital One Financial Corp.	1,089,900	82,385,541
OneMain Holdings, Inc. (a)	1,150,000	27,933,500
SLM Corp. (a)	5,800,000	48,198,000
Synchrony Financial	250,000	5,865,000
		226,340,041
Diversified Financial Services - 3.6%
Multi-Sector Holdings - 3.6%
Berkshire Hathaway, Inc. Class B (a)	544,700	111,216,846
Equity Real Estate Investment Trusts (REITs) - 17.7%
Diversified REITs - 0.5%
VEREIT, Inc.	992,424	7,095,832
Washington REIT (SBI)	360,200	8,284,600
		15,380,432
Health Care REITs - 1.7%
CareTrust (REIT), Inc.	195,850	3,615,391
Healthcare Realty Trust, Inc.	434,421	12,354,933
Sabra Health Care REIT, Inc.	184,100	3,033,968
Ventas, Inc.	343,092	20,101,760
Welltower, Inc.	187,803	13,035,406
		52,141,458
Hotel & Resort REITs - 0.6%
Braemar Hotels & Resorts, Inc.	191,600	1,710,988
Pebblebrook Hotel Trust	89,700	2,539,407
RLJ Lodging Trust	577,200	9,466,080
Sunstone Hotel Investors, Inc.	465,800	6,060,058
		19,776,533
Industrial REITs - 1.8%
Americold Realty Trust	171,600	4,382,664
Duke Realty Corp.	523,400	13,556,060
Prologis, Inc.	508,569	29,863,172
Terreno Realty Corp.	200,300	7,044,551
		54,846,447
Office REITs - 1.8%
Alexandria Real Estate Equities, Inc.	74,000	8,527,760
Boston Properties, Inc.	210,489	23,690,537
Douglas Emmett, Inc.	172,600	5,890,838
Highwoods Properties, Inc. (SBI)	279,225	10,803,215
SL Green Realty Corp.	64,300	5,084,844
Vornado Realty Trust	36,600	2,270,298
		56,267,492
Residential REITs - 2.9%
AvalonBay Communities, Inc.	129,694	22,573,241
Clipper Realty, Inc.	371,700	4,858,119
Equity Lifestyle Properties, Inc.	130,444	12,670,026
Equity Residential (SBI)	122,325	8,074,673
Essex Property Trust, Inc.	82,223	20,161,902
Invitation Homes, Inc.	196,200	3,939,696
UDR, Inc.	413,700	16,390,794
		88,668,451
Retail REITs - 2.5%
Acadia Realty Trust (SBI)	232,500	5,524,200
Agree Realty Corp.	74,473	4,402,844
DDR Corp.	242,091	2,679,947
National Retail Properties, Inc.	285,237	13,836,847
Simon Property Group, Inc.	182,346	30,632,305
Spirit Realty Capital, Inc.	193,340	6,815,235
Taubman Centers, Inc.	114,725	5,218,840
Urban Edge Properties	458,485	7,620,021
		76,730,239
Specialized REITs - 5.9%
American Tower Corp.	325,088	51,425,671
Corrections Corp. of America	165,700	2,954,431
Crown Castle International Corp.	319,800	34,739,874
Digital Realty Trust, Inc.	85,200	9,078,060
Equinix, Inc.	86,852	30,620,541
Four Corners Property Trust, Inc.	246,100	6,447,820
Outfront Media, Inc.	298,128	5,402,079
Potlatch Corp.	289,891	9,172,151
Public Storage	131,274	26,571,170
Weyerhaeuser Co.	212,114	4,636,812
		181,048,609

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		544,859,661

Hotels, Restaurants & Leisure - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Hilton Grand Vacations, Inc. (a)	113,500	2,995,265
Hilton Worldwide Holdings, Inc.	86,800	6,232,240
		9,227,505
Household Durables - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	602,600	20,886,116
Insurance - 18.2%
Insurance Brokers - 1.5%
Willis Group Holdings PLC	300,000	45,558,000
Life & Health Insurance - 3.7%
MetLife, Inc.	1,700,000	69,802,000
Torchmark Corp.	600,000	44,718,000
		114,520,000
Multi-Line Insurance - 4.3%
American International Group, Inc.	1,400,000	55,174,000
Hartford Financial Services Group, Inc.	1,700,000	75,565,000
		130,739,000
Property & Casualty Insurance - 6.6%
Axis Capital Holdings Ltd.	500,000	25,820,000
Beazley PLC	2,500,000	16,044,028
FNF Group	2,150,000	67,596,000
Hiscox Ltd.	750,000	15,495,950
RSA Insurance Group PLC	1,100,000	7,200,980
The Travelers Companies, Inc.	594,300	71,167,425
		203,324,383
Reinsurance - 2.1%
Reinsurance Group of America, Inc.	470,500	65,978,215

TOTAL INSURANCE		560,119,598

IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
Visa, Inc. Class A	73,510	9,698,909
Mortgage Real Estate Investment Trusts - 2.4%
Mortgage REITs - 2.4%
AGNC Investment Corp.	2,000,000	35,080,000
MFA Financial, Inc.	6,000,000	40,080,000
		75,160,000
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Equifax, Inc.	100,000	9,313,000
Real Estate Management & Development - 1.0%
Real Estate Development - 0.5%
Howard Hughes Corp. (a)	72,976	7,123,917
VICI Properties, Inc.	479,700	9,008,766
		16,132,683
Real Estate Services - 0.5%
Jones Lang LaSalle, Inc.	116,400	14,736,240

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		30,868,923

Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	288,370	12,993,952
Thrifts & Mortgage Finance - 1.6%
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	800,000	27,344,000
MGIC Investment Corp. (a)	2,000,000	20,920,000
		48,264,000
TOTAL COMMON STOCKS
(Cost $2,893,339,311)		2,987,480,558

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $76,337,150)	76,322,036	76,337,301
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,969,676,461)		3,063,817,859
NET OTHER ASSETS (LIABILITIES) - 0.6%		17,464,810
NET ASSETS - 100%		$3,081,282,669

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$402,766
Fidelity Securities Lending Cash Central Fund	420
Total	$403,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Energy Central Fund

December 31, 2018

ENCIP-QTLY-0219
1.842160.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Chemicals - 0.5%
Commodity Chemicals - 0.5%
LG Chemical Ltd.	3,873	$1,206,575
LyondellBasell Industries NV Class A	31,250	2,598,750
		3,805,325
Energy Equipment & Services - 7.5%
Oil & Gas Drilling - 1.5%
AKITA Drilling Ltd. Class A (non-vtg.)	333,845	995,275
Nabors Industries Ltd.	907,225	1,814,450
Odfjell Drilling Ltd.	750,822	1,797,492
Precision Drilling Corp. (a)	1,184,200	2,055,782
Shelf Drilling Ltd. (a)(b)	865,488	4,354,216
Trinidad Drilling Ltd. (a)(c)	1,058,151	1,294,398
		12,311,613
Oil & Gas Equipment & Services - 6.0%
Baker Hughes, a GE Co. Class A	956,236	20,559,074
Halliburton Co.	509,917	13,553,594
Helix Energy Solutions Group, Inc. (a)	131,600	711,956
Liberty Oilfield Services, Inc. Class A (c)	261,800	3,390,310
NCS Multistage Holdings, Inc. (a)	148,500	755,865
RigNet, Inc. (a)	278,075	3,514,868
Schlumberger Ltd.	222,452	8,026,068
Smart Sand, Inc. (a)(c)	132,800	294,816
		50,806,551

TOTAL ENERGY EQUIPMENT & SERVICES		63,118,164

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd. (a)	539,220	2,071,389
Machinery - 0.4%
Industrial Machinery - 0.4%
Cactus, Inc. (a)	71,100	1,948,851
Gardner Denver Holdings, Inc. (a)	52,400	1,071,580
ProPetro Holding Corp. (a)	50,900	627,088
		3,647,519
Oil, Gas & Consumable Fuels - 90.2%
Coal & Consumable Fuels - 0.4%
Peabody Energy Corp.	105,200	3,206,496
Integrated Oil & Gas - 20.1%
Cenovus Energy, Inc. (Canada)	11,772	82,780
Chevron Corp.	842,764	91,684,295
Exxon Mobil Corp.	467,364	31,869,551
Occidental Petroleum Corp.	437,200	26,835,336
Suncor Energy, Inc.	698,500	19,509,087
		169,981,049
Oil & Gas Exploration & Production - 48.2%
Aker Bp ASA	100,900	2,543,943
Anadarko Petroleum Corp.	844,161	37,008,018
Berry Petroleum Corp.	666,800	5,834,500
Cabot Oil & Gas Corp.	1,122,100	25,078,935
Canadian Natural Resources Ltd.	139,200	3,358,664
Centennial Resource Development, Inc. Class A (a)	209,915	2,313,263
Concho Resources, Inc. (a)	169,755	17,449,116
ConocoPhillips Co.	252,342	15,733,524
Continental Resources, Inc. (a)	476,319	19,143,261
Devon Energy Corp.	843,681	19,016,570
Diamondback Energy, Inc.	402,781	37,337,799
Encana Corp.	2,824,300	16,301,995
Enerplus Corp.	50,500	391,880
EOG Resources, Inc.	774,501	67,544,232
Extraction Oil & Gas, Inc. (a)(c)	394,602	1,692,843
Gran Tierra Energy, Inc. (U.S.) (a)	1,376,600	2,987,222
Hess Corp.	315,165	12,764,183
Kosmos Energy Ltd. (a)	697,500	2,838,825
Magnolia Oil & Gas Corp.	530,000	5,941,300
Magnolia Oil & Gas Corp. Class A (a)	657,000	7,364,970
Marathon Oil Corp.	60,200	863,268
Noble Energy, Inc.	671,800	12,602,968
Northern Oil & Gas, Inc. (a)	642,700	1,452,502
Parex Resources, Inc. (a)	866,500	10,377,436
Parsley Energy, Inc. Class A (a)	614,732	9,823,417
PDC Energy, Inc. (a)	223,280	6,644,813
Pioneer Natural Resources Co.	230,593	30,327,591
Texas Pacific Land Trust (c)	800	433,304
Viper Energy Partners LP	638,500	16,626,540
W&T Offshore, Inc. (a)	416,000	1,713,920
Whiting Petroleum Corp. (a)	491,300	11,147,597
WPX Energy, Inc. (a)	142,979	1,622,812
		406,281,211
Oil & Gas Refining & Marketing - 17.1%
Delek U.S. Holdings, Inc.	952,173	30,955,144
HollyFrontier Corp.	118,000	6,032,160
Marathon Petroleum Corp.	463,397	27,345,057
Phillips 66 Co.	413,085	35,587,273
Reliance Industries Ltd.	255,898	4,124,272
Valero Energy Corp.	531,900	39,876,543
		143,920,449
Oil & Gas Storage & Transport - 4.4%
Cheniere Energy, Inc. (a)	267,100	15,809,649
Delek Logistics Partners LP	38,000	1,111,500
Enterprise Products Partners LP	205,100	5,043,409
Euronav NV	596,527	4,133,932
Golar LNG Ltd.	217,400	4,730,624
Noble Midstream Partners LP (a)(d)	45,454	1,310,893
Teekay LNG Partners LP	50,500	556,510
The Williams Companies, Inc.	205,382	4,528,673
		37,225,190

TOTAL OIL, GAS & CONSUMABLE FUELS		760,614,395

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.1%
SolarEdge Technologies, Inc. (a)	12,400	435,240
TOTAL COMMON STOCKS
(Cost $988,780,779)		833,692,032

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.42% (e)	10,256,299	10,258,350
Fidelity Securities Lending Cash Central Fund 2.41% (e)(f)	10,260,209	10,261,235
TOTAL MONEY MARKET FUNDS
(Cost $20,519,566)		20,519,585
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,009,300,345)		854,211,617
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,384,002)
NET ASSETS - 100%		$842,827,615

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,354,216 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,310,893 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,834
Fidelity Securities Lending Cash Central Fund	22,159
Total	$64,993

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

December 31, 2018

CSCIP-QTLY-0219
1.842161.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Beverages - 27.1%
Brewers - 0.8%
Beijing Yanjing Brewery Co. Ltd. Class A	8,392,928	$6,881,750
China Resources Beer Holdings Co. Ltd.	85,210	297,617
Molson Coors Brewing Co. Class B	41,700	2,341,872
		9,521,239
Distillers & Vintners - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	104,066	16,735,894
Kweichow Moutai Co. Ltd. (A Shares)	10,418	893,614
Pernod Ricard SA	39,200	6,436,090
		24,065,598
Soft Drinks - 24.2%
Coca-Cola Bottling Co. Consolidated	46,987	8,334,554
Coca-Cola European Partners PLC	277,560	12,726,126
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	57,400	3,492,216
Coca-Cola West Co. Ltd.	249,800	7,449,305
Fever-Tree Drinks PLC	1,844	51,684
Keurig Dr. Pepper, Inc.	549,700	14,094,308
Monster Beverage Corp. (a)	794,278	39,094,363
PepsiCo, Inc.	596,300	65,879,224
The Coca-Cola Co.	2,637,361	124,879,043
		276,000,823

TOTAL BEVERAGES		309,587,660

Food & Staples Retailing - 10.1%
Drug Retail - 2.2%
Walgreens Boots Alliance, Inc.	364,480	24,904,918
Food Distributors - 1.5%
Sysco Corp.	275,500	17,262,830
Food Retail - 1.4%
Kroger Co.	435,223	11,968,633
Sprouts Farmers Market LLC (a)	157,400	3,700,474
		15,669,107
Hypermarkets & Super Centers - 5.0%
BJ's Wholesale Club Holdings, Inc.	17,100	378,936
Costco Wholesale Corp.	185,100	37,706,721
Walmart, Inc.	203,300	18,937,395
		57,023,052

TOTAL FOOD & STAPLES RETAILING		114,859,907

Food Products - 20.1%
Agricultural Products - 1.6%
Bunge Ltd.	149,369	7,982,279
Darling International, Inc. (a)	370,600	7,130,344
Ingredion, Inc.	33,700	3,080,180
		18,192,803
Packaged Foods & Meats - 18.5%
Conagra Brands, Inc.	462,500	9,879,000
Danone SA	269,412	18,988,864
Freshpet, Inc. (a)	127,200	4,090,752
JBS SA	3,946,400	11,801,271
Kellogg Co.	188,400	10,740,684
Mondelez International, Inc.	990,112	39,634,183
Nomad Foods Ltd. (a)	179,800	3,006,256
Post Holdings, Inc. (a)	60,900	5,428,017
The Hain Celestial Group, Inc. (a)	146,289	2,320,144
The Hershey Co.	78,000	8,360,040
The J.M. Smucker Co.	207,900	19,436,571
The Kraft Heinz Co.	596,900	25,690,576
The Simply Good Foods Co. (a)	686,000	12,965,400
TreeHouse Foods, Inc. (a)	466,873	23,675,130
Tyson Foods, Inc. Class A	278,100	14,850,540
		210,867,428

TOTAL FOOD PRODUCTS		229,060,231

Health Care Providers & Services - 0.9%
Health Care Services - 0.9%
CVS Health Corp.	152,503	9,991,997
Hotels, Restaurants & Leisure - 1.0%
Restaurants - 1.0%
Compass Group PLC	32,340	680,139
U.S. Foods Holding Corp. (a)	327,208	10,352,861
		11,033,000
Household Products - 17.9%
Household Products - 17.9%
Colgate-Palmolive Co.	307,320	18,291,686
Energizer Holdings, Inc.	31,700	1,431,255
Essity AB Class B	281,400	6,908,833
Procter & Gamble Co.	1,470,293	135,149,333
Reckitt Benckiser Group PLC	65,547	5,019,349
Spectrum Brands Holdings, Inc.	882,151	37,270,880
		204,071,336
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. (a)(b)(c)	171,220	1,969,030
Multiline Retail - 1.1%
General Merchandise Stores - 1.1%
Dollar General Corp.	28,500	3,080,280
Dollar Tree, Inc. (a)	112,600	10,170,032
		13,250,312
Personal Products - 9.5%
Personal Products - 9.5%
Avon Products, Inc. (a)	6,947,513	10,560,220
Coty, Inc. Class A	7,374,078	48,373,952
Estee Lauder Companies, Inc. Class A	78,867	10,260,597
Herbalife Nutrition Ltd. (a)	25,064	1,477,523
Ontex Group NV	458,200	9,397,189
Unilever NV (Certificaten Van Aandelen) (Bearer)	523,754	28,372,948
		108,442,429
Tobacco - 10.8%
Tobacco - 10.8%
Altria Group, Inc.	786,667	38,853,483
British American Tobacco PLC sponsored ADR	491,046	15,644,726
Philip Morris International, Inc.	1,030,853	68,819,746
		123,317,955
TOTAL COMMON STOCKS
(Cost $1,223,112,730)		1,125,583,857

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.42% (d)	8,003,440	8,005,041
Fidelity Securities Lending Cash Central Fund 2.41% (d)(e)	247,475	247,500
TOTAL MONEY MARKET FUNDS
(Cost $8,252,541)		8,252,541
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,231,365,271)		1,133,836,398
NET OTHER ASSETS (LIABILITIES) - 0.6%		6,697,203
NET ASSETS - 100%		$1,140,533,601

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,969,030 or 0.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,643
Fidelity Securities Lending Cash Central Fund	5,006
Total	$34,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,125,583,857	$1,063,784,361	$59,830,466	$1,969,030
Money Market Funds	8,252,541	8,252,541	--	--
Total Investments in Securities:	$1,133,836,398	$1,072,036,902	$59,830,466	$1,969,030

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

December 31, 2018

CDCIP-QTLY-0219
1.842162.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	18,400	$1,049,536
Auto Components - 0.5%
Auto Parts & Equipment - 0.5%
Aptiv PLC	82,100	5,054,897
Lear Corp.	28,119	3,454,700
		8,509,597
Automobiles - 2.7%
Automobile Manufacturers - 2.7%
Ferrari NV	26,595	2,644,607
General Motors Co.	271,600	9,085,020
Tesla, Inc. (a)	92,516	30,789,325
Thor Industries, Inc.	84,700	4,404,400
		46,923,352
Beverages - 0.5%
Distillers & Vintners - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	38,735	6,229,363
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	47,633	2,344,496

TOTAL BEVERAGES		8,573,859

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	4,900	1,927,954
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	58,700	2,804,686
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	389,100	9,233,343
Pool Corp.	23,000	3,418,950
		12,652,293
Diversified Consumer Services - 1.0%
Education Services - 0.6%
Arco Platform Ltd. Class A	17,900	395,948
Grand Canyon Education, Inc. (a)	72,330	6,953,806
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	38,900	2,132,109
		9,481,863
Specialized Consumer Services - 0.4%
Service Corp. International	59,500	2,395,470
ServiceMaster Global Holdings, Inc. (a)	2,078	76,346
Weight Watchers International, Inc. (a)	130,409	5,027,267
		7,499,083

TOTAL DIVERSIFIED CONSUMER SERVICES		16,980,946

Entertainment - 0.6%
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc.	28,900	1,345,873
Movies & Entertainment - 0.5%
Cinemark Holdings, Inc.	98,965	3,542,947
Live Nation Entertainment, Inc. (a)	34,200	1,684,350
Netflix, Inc. (a)	9,900	2,649,834
World Wrestling Entertainment, Inc. Class A	23,400	1,748,448
		9,625,579

TOTAL ENTERTAINMENT		10,971,452

Food & Staples Retailing - 1.4%
Food Distributors - 0.7%
Performance Food Group Co. (a)	395,775	12,771,659
Hypermarkets & Super Centers - 0.7%
BJ's Wholesale Club Holdings, Inc.	295,700	6,552,712
Costco Wholesale Corp.	6,149	1,252,613
Walmart, Inc.	38,700	3,604,905
		11,410,230

TOTAL FOOD & STAPLES RETAILING		24,181,889

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc. (a)	29,410	828,480
Hotels, Restaurants & Leisure - 24.6%
Casinos & Gaming - 2.7%
Boyd Gaming Corp.	112,400	2,335,672
Caesars Entertainment Corp. (a)(b)	541,900	3,679,501
Churchill Downs, Inc.	10,400	2,536,976
Eldorado Resorts, Inc. (a)	235,483	8,526,839
Las Vegas Sands Corp.	359,015	18,686,731
MGM Mirage, Inc.	167,300	4,058,698
Penn National Gaming, Inc. (a)	255,859	4,817,825
PlayAGS, Inc. (a)	46,500	1,069,500
Wynn Resorts Ltd.	13,515	1,336,769
		47,048,511
Hotels, Resorts & Cruise Lines - 8.5%
Bluegreen Vacations Corp.	115,680	1,495,742
Carnival Corp.	350,200	17,264,860
Hilton Grand Vacations, Inc. (a)	250,700	6,615,973
Hilton Worldwide Holdings, Inc.	380,826	27,343,307
Hyatt Hotels Corp. Class A	65,500	4,427,800
Marriott International, Inc. Class A	323,408	35,109,172
Marriott Vacations Worldwide Corp.	123,100	8,679,781
Royal Caribbean Cruises Ltd.	337,528	33,006,863
Wyndham Destinations, Inc.	215,758	7,732,767
Wyndham Hotels & Resorts, Inc.	161,443	7,324,669
		149,000,934
Leisure Facilities - 1.5%
Cedar Fair LP (depositary unit)	47,473	2,245,473
Drive Shack, Inc. (a)	468,217	1,835,411
Planet Fitness, Inc. (a)	196,963	10,561,156
Vail Resorts, Inc.	58,109	12,250,539
		26,892,579
Restaurants - 11.9%
ARAMARK Holdings Corp.	298,463	8,646,473
Chipotle Mexican Grill, Inc. (a)	11,400	4,922,406
Compass Group PLC	58,900	1,238,720
Darden Restaurants, Inc.	14,500	1,447,970
Del Frisco's Restaurant Group, Inc. (a)	120,800	863,720
Dine Brands Global, Inc.	18,957	1,276,564
Domino's Pizza, Inc.	45,220	11,214,108
Dunkin' Brands Group, Inc.	105,449	6,761,390
McDonald's Corp.	545,130	96,798,734
Restaurant Brands International, Inc.	167,300	8,739,991
Ruth's Hospitality Group, Inc.	47,123	1,071,106
Shake Shack, Inc. Class A (a)	18,200	826,644
Starbucks Corp.	561,900	36,186,360
Texas Roadhouse, Inc. Class A	57,900	3,456,630
U.S. Foods Holding Corp. (a)	302,600	9,574,264
Wendy's Co.	208,900	3,260,929
Wingstop, Inc.	27,877	1,789,425
Yum! Brands, Inc.	101,427	9,323,170
		207,398,604

TOTAL HOTELS, RESTAURANTS & LEISURE		430,340,628

Household Durables - 3.0%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	47,900	5,602,384
Homebuilding - 2.6%
Cavco Industries, Inc. (a)	24,346	3,174,231
D.R. Horton, Inc.	411,400	14,259,124
Lennar Corp. Class A	292,450	11,449,418
New Home Co. LLC (a)	74,800	391,204
NVR, Inc. (a)	4,940	12,038,731
Taylor Morrison Home Corp. (a)	64,100	1,019,190
TRI Pointe Homes, Inc. (a)	250,500	2,737,965
		45,069,863
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	387,500	2,058,617

TOTAL HOUSEHOLD DURABLES		52,730,864

Household Products - 0.0%
Household Products - 0.0%
Energizer Holdings, Inc.	18,000	812,700
Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	6,800	7,105,728
Momo, Inc. ADR (a)	21,200	503,500
		7,609,228
Internet & Direct Marketing Retail - 26.9%
Internet & Direct Marketing Retail - 26.9%
Amazon.com, Inc. (a)	262,727	394,608,072
Boohoo.Com PLC (a)	300,900	619,396
eBay, Inc. (a)	309,800	8,696,086
Liberty Interactive Corp. QVC Group Series A (a)	453,585	8,853,979
The Booking Holdings, Inc. (a)	32,057	55,215,618
Wayfair LLC Class A (a)	20,500	1,846,640
Zozo, Inc.	16,900	309,626
		470,149,417
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Adyen BV (c)	1,899	1,033,604
Global Payments, Inc.	21,500	2,217,295
PayPal Holdings, Inc. (a)	53,900	4,532,451
		7,783,350
Leisure Products - 0.3%
Leisure Products - 0.3%
Mattel, Inc. (a)(b)	508,300	5,077,917
Media - 0.2%
Cable & Satellite - 0.2%
Naspers Ltd. Class N	19,284	3,860,974
Multiline Retail - 4.8%
Department Stores - 0.3%
Future Retail Ltd. (a)	190,690	1,375,698
Macy's, Inc.	146,293	4,356,606
		5,732,304
General Merchandise Stores - 4.5%
B&M European Value Retail S.A.	212,943	764,039
Dollar General Corp.	292,880	31,654,470
Dollar Tree, Inc. (a)	459,653	41,515,859
Ollie's Bargain Outlet Holdings, Inc. (a)	59,200	3,937,392
		77,871,760

TOTAL MULTILINE RETAIL		83,604,064

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	6,500	845,650
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (a)(b)	64,400	927,360
Software - 0.3%
Application Software - 0.3%
2U, Inc. (a)	69,177	3,439,480
Adobe, Inc. (a)	4,900	1,108,576
		4,548,056
Specialty Retail - 23.0%
Apparel Retail - 6.4%
Burlington Stores, Inc. (a)	213,125	34,669,044
Ross Stores, Inc.	373,969	31,114,221
The Children's Place Retail Stores, Inc.	41,805	3,766,212
TJX Companies, Inc.	950,280	42,515,527
		112,065,004
Automotive Retail - 3.1%
AutoZone, Inc. (a)	22,774	19,092,355
Monro, Inc.	50,100	3,444,375
O'Reilly Automotive, Inc. (a)	92,268	31,770,640
		54,307,370
Computer & Electronics Retail - 0.4%
Best Buy Co., Inc.	126,600	6,704,736
Home Improvement Retail - 12.0%
Floor & Decor Holdings, Inc. Class A (a)(b)	111,744	2,894,170
Home Depot, Inc.	846,841	145,504,221
Lowe's Companies, Inc.	665,019	61,421,155
		209,819,546
Specialty Stores - 1.1%
Five Below, Inc. (a)	23,700	2,424,984
Tiffany & Co., Inc.	67,600	5,442,476
Ulta Beauty, Inc. (a)	49,000	11,997,160
		19,864,620

TOTAL SPECIALTY RETAIL		402,761,276

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	18,400	2,902,416
Textiles, Apparel & Luxury Goods - 7.1%
Apparel, Accessories & Luxury Goods - 3.7%
adidas AG	20,466	4,277,083
Canada Goose Holdings, Inc. (a)	31,183	1,363,171
Capri Holdings Ltd. (a)	72,025	2,731,188
Carter's, Inc.	57,700	4,709,474
G-III Apparel Group Ltd. (a)	84,743	2,363,482
Kering SA	7,217	3,403,470
lululemon athletica, Inc. (a)	10,500	1,276,905
LVMH Moet Hennessy - Louis Vuitton SA	17,486	5,119,480
Prada SpA	346,800	1,142,640
PVH Corp.	229,614	21,342,621
Ralph Lauren Corp.	12,200	1,262,212
Swatch Group AG (Bearer)	3,240	945,069
Tapestry, Inc.	173,700	5,862,375
VF Corp.	123,800	8,831,892
		64,631,062
Footwear - 3.4%
NIKE, Inc. Class B	779,456	57,788,868
Wolverine World Wide, Inc.	43,100	1,374,459
		59,163,327

TOTAL TEXTILES, APPAREL & LUXURY GOODS		123,794,389

Tobacco - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc.	40,800	2,723,808
TOTAL COMMON STOCKS
(Cost $1,444,333,126)		1,735,876,141

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.42% (d)	7,085,333	7,086,750
Fidelity Securities Lending Cash Central Fund 2.41% (d)(e)	10,318,468	10,319,500
TOTAL MONEY MARKET FUNDS
(Cost $17,406,250)		17,406,250
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,461,739,376)		1,753,282,391
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,257,634)
NET ASSETS - 100%		$1,748,024,757

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,033,604 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,197
Fidelity Securities Lending Cash Central Fund	28,402
Total	$42,599

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,735,876,141	$1,726,586,061	$9,290,080	$--
Money Market Funds	17,406,250	17,406,250	--	--
Total Investments in Securities:	$1,753,282,391	$1,743,992,311	$9,290,080	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

December 31, 2018

INTCEN-QTLY-0219
1.859212.111

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 3.5%
Abacus Property Group unit	2,404,816	$5,538,831
AGL Energy Ltd.	371,788	5,394,499
Aub Group Ltd.	629,399	5,510,433
Australia & New Zealand Banking Group Ltd.	502,222	8,677,735
Coles Group Ltd. (a)	826,245	6,832,277
Commonwealth Bank of Australia	501,036	25,546,772
HUB24 Ltd.	427,869	3,580,270
Inghams Group Ltd.	2,793,451	8,126,053
Wesfarmers Ltd.	81	1,838
Woodside Petroleum Ltd.	371,333	8,191,696

TOTAL AUSTRALIA		77,400,404

Austria - 1.1%
Erste Group Bank AG	725,191	24,137,284
Bailiwick of Jersey - 2.7%
Experian PLC	1,191,000	28,872,139
Glencore Xstrata PLC	6,434,381	23,894,377
Randgold Resources Ltd.	53,200	4,544,190
Shire PLC	52,200	3,037,393

TOTAL BAILIWICK OF JERSEY		60,348,099

Belgium - 2.0%
KBC Groep NV	435,285	28,267,891
Umicore SA	399,364	15,950,936

TOTAL BELGIUM		44,218,827

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	436,860	3,308,320
Brazil - 0.1%
Notre Dame Intermedica Participacoes SA	425,000	3,188,802
Canada - 5.8%
ATCO Ltd. Class I (non-vtg.)	50,000	1,414,079
Barrick Gold Corp.	467,400	6,309,832
Canadian Natural Resources Ltd.	394,900	9,528,279
Cenovus Energy, Inc. (Canada)	1,190,800	8,373,630
Hydro One Ltd. (b)	338,900	5,026,901
Intact Financial Corp.	202,300	14,698,313
Lundin Mining Corp.	2,204,000	9,105,303
Pembina Pipeline Corp.	244,000	7,240,287
Royal Bank of Canada	161,000	11,019,514
Suncor Energy, Inc.	651,100	18,185,206
The Toronto-Dominion Bank	799,000	39,715,895

TOTAL CANADA		130,617,239

China - 0.3%
PICC Property & Casualty Co. Ltd. (H Shares)	5,785,000	5,917,611
Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	20,400	25,661,815
Finland - 0.5%
Stora Enso Oyj (R Shares)	1,047,800	12,147,884
France - 8.2%
Capgemini SA	61,700	6,136,133
Compagnie de St. Gobain	236,300	7,844,333
EDF SA	102,653	1,623,083
ENGIE	623,380	8,945,826
Ipsen SA	59,000	7,628,575
LVMH Moet Hennessy - Louis Vuitton SA	56,045	16,408,629
Orange SA	508,700	8,243,879
Pernod Ricard SA	95,100	15,614,086
Renault SA	200	12,500
Sanofi SA	358,255	31,078,596
SMCP S.A.S. (a)(b)	208,200	3,211,772
Societe Generale Series A	130,719	4,144,388
Suez Environnement SA	200,694	2,651,268
Total SA	537,003	28,324,290
Total SA rights (a)(c)	537,003	393,774
Veolia Environnement SA	104,936	2,149,006
VINCI SA	346,794	28,517,573
Vivendi SA	446,840	10,830,203

TOTAL FRANCE		183,757,914

Germany - 7.8%
adidas AG	31,800	6,645,717
BASF AG	164,947	11,489,164
Bayer AG	100,738	7,006,206
Daimler AG (Germany)	347,900	18,300,021
Delivery Hero AG (a)(b)	124,300	4,628,544
Deutsche Borse AG	109,450	13,085,333
Deutsche Post AG	1,093,731	29,868,942
Deutsche Telekom AG	915,030	15,552,518
E.ON AG	623,868	6,158,405
LEG Immobilien AG	67,659	7,063,650
Linde PLC	173,412	27,528,056
Morphosys AG sponsored ADR	105,000	2,650,200
RWE AG	232,930	5,061,371
SAP SE	214,059	21,245,290

TOTAL GERMANY		176,283,417

Hong Kong - 2.1%
AIA Group Ltd.	2,584,600	21,454,441
CLP Holdings Ltd.	396,460	4,480,775
Dah Sing Banking Group Ltd.	2,595,200	4,580,252
Dah Sing Financial Holdings Ltd.	899,600	4,446,015
Hysan Development Co. Ltd.	1,154,000	5,489,624
Sino Land Ltd.	3,573,774	6,124,775

TOTAL HONG KONG		46,575,882

Hungary - 0.6%
OTP Bank PLC	303,800	12,240,872
India - 0.6%
Axis Bank Ltd. (a)	1,457,397	12,986,063
Indonesia - 0.3%
PT Bank Danamon Indonesia Tbk Series A	6,479,800	3,424,651
PT Bank Rakyat Indonesia Tbk	15,355,500	3,908,284

TOTAL INDONESIA		7,332,935

Ireland - 1.8%
Greencore Group PLC	2,103,447	4,777,637
Irish Residential Properties REIT PLC	4,241,400	6,560,438
James Hardie Industries PLC CDI	1,049,516	11,177,106
Kerry Group PLC Class A	76,200	7,551,982
Ryanair Holdings PLC sponsored ADR (a)	152,280	10,863,655

TOTAL IRELAND		40,930,818

Italy - 1.4%
Banca Generali SpA	426,184	8,852,885
Davide Campari-Milano SpA	1,321,300	11,180,000
Enel SpA	1,918,936	11,124,544

TOTAL ITALY		31,157,429

Japan - 18.9%
Advance Residence Investment Corp.	3,191	8,809,764
AEON Financial Service Co. Ltd.	281,900	5,001,143
Bandai Namco Holdings, Inc.	271,800	12,203,615
Chubu Electric Power Co., Inc.	284,910	4,048,406
Chugai Pharmaceutical Co. Ltd.	221,300	12,835,230
Daikin Industries Ltd.	91,400	9,711,748
Fast Retailing Co. Ltd.	19,300	9,857,301
Hoya Corp.	352,300	21,243,705
Isuzu Motors Ltd.	727,600	10,206,121
JSR Corp.	1,101,200	16,529,601
Kao Corp.	196,200	14,522,261
Keyence Corp.	23,950	12,105,429
Makita Corp.	702,900	24,964,247
Minebea Mitsumi, Inc.	669,200	9,649,872
Mitsubishi Estate Co. Ltd.	515,300	8,107,477
Mitsubishi UFJ Financial Group, Inc.	3,176,300	15,588,185
Money Forward, Inc. (a)(c)	70,100	2,153,065
Murata Manufacturing Co. Ltd.	71,800	9,675,037
Nidec Corp.	50,900	5,759,181
Nintendo Co. Ltd.	67,700	17,977,001
Nippon Paint Holdings Co. Ltd.	155,000	5,281,085
Nippon Telegraph & Telephone Corp.	212,500	8,669,856
Nitori Holdings Co. Ltd.	38,700	4,846,801
ORIX Corp.	874,800	12,782,511
Recruit Holdings Co. Ltd.	956,500	23,107,829
Ryohin Keikaku Co. Ltd.	19,400	4,709,984
SMC Corp.	64,800	19,509,507
SoftBank Corp.	230,090	15,070,710
Sony Corp.	402,300	19,394,729
Sony Financial Holdings, Inc.	273,600	5,098,971
Subaru Corp.	287,400	6,139,834
Takeda Pharmaceutical Co. Ltd. (c)	240,000	8,134,680
Terumo Corp.	215,000	12,127,102
Tokio Marine Holdings, Inc.	205,500	9,763,043
Tokyo Gas Co. Ltd.	187,024	4,730,241
Toyota Motor Corp.	384,200	22,240,029
Tsuruha Holdings, Inc.	78,900	6,756,366
Yahoo! Japan Corp.	2,515,700	6,258,360

TOTAL JAPAN		425,570,027

Luxembourg - 0.5%
B&M European Value Retail S.A.	1,908,076	6,846,175
Tenaris SA	328,700	3,532,799

TOTAL LUXEMBOURG		10,378,974

Malta - 0.2%
Kambi Group PLC (a)	184,400	3,953,086
Multi-National - 0.4%
HKT Trust/HKT Ltd. unit	6,053,000	8,719,474
Netherlands - 5.4%
Adyen BV (b)	7,477	4,069,645
ASML Holding NV (Netherlands)	104,578	16,383,150
Basic-Fit NV (a)(b)	321,500	9,558,906
Ferrari NV	108,200	10,758,130
Heineken NV (Bearer)	133,300	11,790,638
Koninklijke Philips Electronics NV	365,585	12,817,227
NIBC Holding NV (b)	1,137,836	10,832,241
NXP Semiconductors NV	104,000	7,621,120
Takeaway.com Holding BV (a)(b)	85,100	5,733,196
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	432,725	23,441,699
(NY Reg.)	167,600	9,016,880

TOTAL NETHERLANDS		122,022,832

Norway - 0.4%
Aker Bp ASA	154,200	3,887,770
Schibsted ASA (B Shares)	187,100	5,680,189

TOTAL NORWAY		9,567,959

Portugal - 0.2%
Galp Energia SGPS SA Class B	339,524	5,366,388
Singapore - 1.1%
Parkway Life REIT	4,709,700	9,088,016
United Overseas Bank Ltd.	628,813	11,335,658
UOL Group Ltd.	1,134,500	5,152,467

TOTAL SINGAPORE		25,576,141

Spain - 2.3%
CaixaBank SA	7,145,374	25,876,518
Cellnex Telecom Sau (b)	237,050	6,081,125
Endesa SA	87,400	2,015,789
Gas Natural SDG SA	98,188	2,504,226
Grifols SA ADR	373,650	6,860,214
Masmovil Ibercom SA (a)	275,670	6,159,054
Melia Hotels International SA	256,300	2,410,914

TOTAL SPAIN		51,907,840

Sweden - 1.7%
D. Carnegie & Co. AB (a)	393,400	6,569,280
HEXPOL AB (B Shares)	82,096	648,861
Lundin Petroleum AB	181,673	4,538,263
Radisson Hospitality AB (a)	3,724,712	17,230,515
Telefonaktiebolaget LM Ericsson (B Shares)	1,012,739	8,964,730

TOTAL SWEDEN		37,951,649

Switzerland - 7.8%
Credit Suisse Group AG	1,416,218	15,481,656
Lonza Group AG	45,000	11,660,901
Nestle SA (Reg. S)	629,188	51,066,651
Roche Holding AG (participation certificate)	210,010	52,136,840
Sonova Holding AG Class B	64,200	10,489,897
Zurich Insurance Group AG	113,046	33,697,751

TOTAL SWITZERLAND		174,533,696

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	371,000	2,705,537
United Kingdom - 14.9%
ASOS PLC (a)	100	2,902
AstraZeneca PLC (United Kingdom)	485,000	36,203,304
Beazley PLC	1,499,900	9,625,775
BP PLC	5,173,200	32,703,359
British American Tobacco PLC:
(United Kingdom)	333,581	10,629,559
sponsored ADR	100	3,186
Bunzl PLC	860,214	25,974,397
Centrica PLC	802,746	1,384,715
Conviviality PLC (d)	451,097	6
Cranswick PLC	103,800	3,482,228
Diageo PLC	767,157	27,413,903
Great Portland Estates PLC	541,706	4,550,812
Hotel Chocolat Group Ltd.	937,100	3,165,233
HSBC Holdings PLC (United Kingdom)	1,150,100	9,488,023
John David Group PLC	1,397,700	6,213,901
Melrose Industries PLC	23,920	49,955
Micro Focus International PLC	338,430	5,928,828
Moneysupermarket.com Group PLC	1,437,200	5,046,761
Prudential PLC	1,108,243	19,789,300
Rolls-Royce Holdings PLC	2,916,775	30,728,256
Rotork PLC	6,568,700	20,730,223
Royal Dutch Shell PLC:
Class A (United Kingdom)	482,642	14,205,527
Class B (United Kingdom)	339,592	10,152,951
Scottish & Southern Energy PLC	139,578	1,927,514
Smith & Nephew PLC	230,000	4,305,294
Standard Chartered PLC (United Kingdom)	2,618,735	20,337,457
Standard Life PLC	3,550,524	11,619,216
The Weir Group PLC	1,172,671	19,401,030

TOTAL UNITED KINGDOM		335,063,615

United States of America - 1.5%
Altria Group, Inc.	147,800	7,299,842
Constellation Brands, Inc. Class A (sub. vtg.)	25,200	4,052,664
International Flavors & Fragrances, Inc.	126,500	16,985,155
Philip Morris International, Inc.	94,600	6,315,496

TOTAL UNITED STATES OF AMERICA		34,653,157

TOTAL COMMON STOCKS
(Cost $2,161,100,576)		2,146,181,990

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)
(Cost $16,632,132)	305,400	17,961,293
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.38% 3/21/19 to 3/28/19 (e) (Cost $626,645)	630,000	626,614
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 2.42% (f)	66,579,149	66,592,465
Fidelity Securities Lending Cash Central Fund 2.41% (f)(g)	9,781,574	9,782,552
TOTAL MONEY MARKET FUNDS
(Cost $76,374,622)		76,375,017
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,254,733,975)		2,241,144,914
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,793,552
NET ASSETS - 100%		$2,247,938,466

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	124	March 2019	$10,639,200	$104,363	$104,363
TME S&P/TSX 60 Index Contracts (Canada)	8	March 2019	1,004,747	10,322	10,322
TOTAL FUTURES CONTRACTS					$114,685

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,142,330 or 2.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $626,614.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$274,046
Fidelity Securities Lending Cash Central Fund	154,829
Total	$428,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$109,242,369	$26,639,842	$82,602,527	$--
Consumer Discretionary	224,523,214	100,554,878	123,968,336	--
Consumer Staples	233,038,647	109,837,761	123,200,880	6
Energy	154,624,219	65,705,293	88,918,926	--
Financials	472,512,350	294,037,793	178,474,557	--
Health Care	243,404,166	42,478,589	200,925,577	--
Industrials	321,214,702	77,019,260	244,195,442	--
Information Technology	96,987,964	17,826,898	79,161,066	--
Materials	161,591,550	116,143,816	45,447,734	--
Real Estate	73,055,134	56,137,893	16,917,241	--
Utilities	73,948,968	42,426,137	31,522,831	--
Government Obligations	626,614	--	626,614	--
Money Market Funds	76,375,017	76,375,017	--	--
Total Investments in Securities:	$2,241,144,914	$1,025,183,177	$1,215,961,731	$6
Derivative Instruments:
Assets
Futures Contracts	$114,685	$114,685	$--	$--
Total Assets	$114,685	$114,685	$--	$--
Total Derivative Instruments:	$114,685	$114,685	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$327,144,743
Level 2 to Level 1	$25,511,950

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

December 31, 2018

EMQ-QTLY-0219
1.876938.110

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
Argentina - 0.7%
Banco Macro SA sponsored ADR	12,582	$556,376
BBVA Banco Frances SA sponsored ADR	43,277	490,328
Bolsas y Mercados Argentinos SA	21,790	216,396
Central Puerto SA sponsored ADR	51,100	470,120
Grupo Financiero Galicia SA sponsored ADR	58,156	1,603,361
Inversiones y Representaciones SA ADR (a)	20,100	262,506
Loma Negra Compania Industrial Argentina SA ADR (a)	28,248	314,400
Pampa Holding SA sponsored ADR (a)	16,605	528,205

TOTAL ARGENTINA		4,441,692

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	614,841	210,036
Bangladesh - 0.2%
BRAC Bank Ltd.	354,398	307,089
Olympic Industries Ltd.	62,416	160,838
Square Pharmaceuticals Ltd.	152,575	462,271
The City Bank Ltd.	378,012	136,066

TOTAL BANGLADESH		1,066,264

Bermuda - 1.3%
AGTech Holdings Ltd. (a)	2,048,000	126,848
Central European Media Enterprises Ltd. Class A (a)	67,271	187,013
Cosan Ltd. Class A	53,800	473,440
Credicorp Ltd. (United States)	17,410	3,859,275
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	105,622
Man Wah Holdings Ltd.	75,000	30,170
Marvell Technology Group Ltd.	27,000	437,130
Pacific Basin Shipping Ltd.	3,805,000	724,021
Shangri-La Asia Ltd.	1,528,000	2,263,559

TOTAL BERMUDA		8,207,078

Brazil - 4.2%
Azul SA sponsored ADR (a)	61,300	1,697,397
B2W Companhia Global do Varejo (a)	35,952	389,783
Banco do Brasil SA	361,940	4,341,506
BR Malls Participacoes SA	292,900	987,732
BTG Pactual Participations Ltd. unit (a)	218,100	1,325,229
CCR SA	461,900	1,334,782
Companhia de Saneamento de Minas Gerais	125,130	1,986,518
Direcional Engenharia SA	518,900	1,004,128
Equatorial Energia SA	12,800	246,241
Localiza Rent A Car SA	248,220	1,905,320
Natura Cosmeticos SA	365,400	4,242,534
Petrobras Distribuidora SA	290,900	1,928,951
Vale SA sponsored ADR	321,315	4,238,145

TOTAL BRAZIL		25,628,266

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	58,300	1,367,718
Canada - 0.4%
Pan American Silver Corp.	157,200	2,295,120
Cayman Islands - 16.9%
Airtac International Group	124,000	1,217,513
Alibaba Group Holding Ltd. sponsored ADR(a)	137,422	18,836,434
Ant International Co. Ltd. Class C (b)(c)	296,486	1,663,286
BeiGene Ltd. ADR (a)	4,161	583,622
Chailease Holding Co. Ltd.	131,240	415,525
China Biologic Products Holdings, Inc. (a)(d)	18,590	1,411,167
China Literature Ltd. (a)(e)	898,760	4,166,399
China Resources Land Ltd.	536,280	2,061,430
ENN Energy Holdings Ltd.	126,190	1,119,200
Haitian International Holdings Ltd.	649,000	1,251,504
HUYA, Inc. ADR	97,800	1,513,944
JD.com, Inc. sponsored ADR (a)	372,399	7,794,311
Kingsoft Corp. Ltd.	2,832,000	4,079,556
LexinFintech Holdings Ltd. ADR	33,900	245,775
Meituan Dianping:
Class B	85,400	478,777
Class B	331,980	1,768,115
Momo, Inc. ADR (a)	121,800	2,892,750
NetEase, Inc. ADR	31,300	7,367,081
PPDAI Group, Inc. ADR (a)	56,700	204,120
Shenzhou International Group Holdings Ltd.	414,000	4,692,229
Shimao Property Holdings Ltd.	144,220	384,930
SITC International Holdings Co. Ltd.	215,000	202,631
Sunny Optical Technology Group Co. Ltd.	89,700	797,282
Tencent Holdings Ltd.	846,300	33,936,307
Uni-President China Holdings Ltd.	3,124,400	2,713,226
Weidai Ltd. ADR	18,200	168,532
Wise Talent Information Technology Co. Ltd. (a)	228,541	846,394
Zai Lab Ltd. ADR (a)(d)	30,700	712,854

TOTAL CAYMAN ISLANDS		103,524,894

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR	34,300	861,959
Sociedad Matriz SAAM SA	1,880,767	161,518
Vina Concha y Toro SA	1,431,604	2,770,793

TOTAL CHILE		3,794,270

China - 9.5%
BBMG Corp. (H Shares) (d)	4,651,500	1,467,238
China International Travel Service Corp. Ltd. (A Shares)	330,466	2,892,208
China Life Insurance Co. Ltd. (H Shares)	2,051,900	4,339,244
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,543,050	2,411,654
China Oilfield Services Ltd. (H Shares)	2,246,000	1,930,347
China Pacific Insurance (Group) Co. Ltd. (H Shares)	659,900	2,136,321
China Petroleum & Chemical Corp. (H Shares)	5,234,000	3,730,847
Hangzhou Tigermed Consulting Co. Ltd. Class A	261,280	1,623,860
Industrial & Commercial Bank of China Ltd. (H Shares)	25,267,400	17,971,690
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	138,660	1,063,359
PICC Property & Casualty Co. Ltd. (H Shares)	1,994,900	2,040,629
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	651,500	5,753,301
Qingdao Haier Co. Ltd.	1,114,907	2,244,888
Shanghai International Airport Co. Ltd. (A Shares)	260,800	1,924,578
Sinopec Engineering Group Co. Ltd. (H Shares)	1,090,000	895,051
Sinopharm Group Co. Ltd. (H Shares)	447,540	1,880,348
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	251,500	508,229
Tsingtao Brewery Co. Ltd. (H Shares)	400,000	1,614,201
Yunnan Baiyao Group Co. Ltd.	140,490	1,510,597

TOTAL CHINA		57,938,590

Colombia - 0.4%
Bancolombia SA	3,020	28,270
Bancolombia SA sponsored ADR	33,202	1,264,996
Ecopetrol SA	1,085,374	884,007
Inversiones Argos SA	78,137	406,625

TOTAL COLOMBIA		2,583,898

Egypt - 0.0%
Six of October Development & Investment Co. (a)	135,600	101,454
Greece - 0.6%
Fourlis Holdings SA	33,967	159,563
Titan Cement Co. SA (Reg.)	146,900	3,261,861

TOTAL GREECE		3,421,424

Hong Kong - 2.9%
AIA Group Ltd.	106,800	886,533
China Everbright International Ltd.	1,256,000	1,125,997
China Overseas Land and Investment Ltd.	1,212,020	4,163,634
China Resources Beer Holdings Co. Ltd.	816,666	2,852,412
China Resources Power Holdings Co. Ltd.	528,523	1,016,481
China Unicom Ltd.	1,335,720	1,423,085
China Unicom Ltd. sponsored ADR	44,500	474,370
CNOOC Ltd.	2,921,000	4,499,283
Far East Horizon Ltd.	1,219,074	1,229,894

TOTAL HONG KONG		17,671,689

Hungary - 0.0%
OTP Bank PLC	4,567	184,016
India - 9.6%
Adani Ports & Special Economic Zone Ltd. (a)	418,396	2,331,639
Axis Bank Ltd. (a)	438,343	3,905,833
Axis Bank Ltd. GDR (Reg. S) (a)	5,540	248,469
Bharti Infratel Ltd.	111,784	416,157
Federal Bank Ltd.	1,325,867	1,777,161
ICICI Bank Ltd.	342,738	1,774,797
ICICI Bank Ltd. sponsored ADR	794,180	8,172,112
IndoStar Capital Finance Ltd. (e)	104,555	521,047
Indraprastha Gas Ltd. (a)	429,920	1,651,518
ITC Ltd.	1,124,687	4,553,228
JK Cement Ltd. (a)	107,398	1,101,536
Larsen & Toubro Ltd.	140,378	2,900,681
LIC Housing Finance Ltd.	626,741	4,402,592
Lupin Ltd. (a)	144,570	1,754,498
Mahindra & Mahindra Ltd.	15,892	183,625
Manappuram General Finance & Leasing Ltd.	1,197,079	1,600,235
NTPC Ltd.	189,100	405,137
Oberoi Realty Ltd.	204,463	1,295,638
Petronet LNG Ltd.	372,768	1,201,034
Phoenix Mills Ltd.	135,843	1,100,490
Power Grid Corp. of India Ltd.	672,136	1,919,215
Reliance Industries Ltd.	516,197	8,319,475
Shree Cement Ltd.	5,526	1,369,077
SREI Infrastructure Finance Ltd.	434,995	226,345
State Bank of India (a)	914,000	3,887,489
Tejas Networks Ltd. (a)(e)	36,491	108,812
Torrent Pharmaceuticals Ltd.	73,402	1,868,971

TOTAL INDIA		58,996,811

Indonesia - 1.6%
PT Astra International Tbk	635,300	363,376
PT Bank Mandiri (Persero) Tbk	6,082,200	3,119,991
PT Bank Rakyat Indonesia Tbk	20,809,200	5,296,361
PT Media Nusantara Citra Tbk	17,341,700	832,112

TOTAL INDONESIA		9,611,840

Italy - 0.4%
Prada SpA	755,500	2,489,228
Japan - 0.2%
LINE Corp. (a)(d)	20,600	703,546
SoftBank Corp.	10,240	670,712
Yume No Machi Souzou Iinkai Co. Ltd. (d)	8,800	102,413

TOTAL JAPAN		1,476,671

Kenya - 0.2%
KCB Group Ltd.	357,133	131,253
Safaricom Ltd.	3,730,133	812,649

TOTAL KENYA		943,902

Korea (South) - 10.7%
AMOREPACIFIC Group, Inc.	39,309	2,565,687
BS Financial Group, Inc.	567,013	3,731,420
Cafe24 Corp. (a)	2,700	266,160
Daou Technology, Inc.	90,180	1,526,155
Hanon Systems	145,412	1,409,942
Hyundai Fire & Marine Insurance Co. Ltd.	36,228	1,335,164
Hyundai Mobis	44,453	7,582,840
Iljin Materials Co. Ltd.	18,252	671,849
Kakao Corp.	6,540	604,773
KB Financial Group, Inc.	140,916	5,882,886
Korea Electric Power Corp.	30,049	892,967
Korea Electric Power Corp. sponsored ADR	8,500	125,375
LG Chemical Ltd.	6,150	1,915,939
LG Corp.	37,965	2,382,527
LG Innotek Co. Ltd.	1,900	147,382
NAVER Corp.	7,913	866,719
NCSOFT Corp.	4,906	2,054,738
Netmarble Corp. (e)	5,570	557,580
POSCO	19,791	4,317,687
S-Oil Corp.	17,370	1,523,602
Samsung Electronics Co. Ltd.	299,403	10,402,658
Samsung Life Insurance Co. Ltd.	22,326	1,635,604
Samsung SDI Co. Ltd.	12,612	2,479,735
Shinhan Financial Group Co. Ltd.	117,510	4,177,796
SK Hynix, Inc.	97,835	5,314,064
ViroMed Co. Ltd. (a)	4,100	934,964

TOTAL KOREA (SOUTH)		65,306,213

Kuwait - 0.3%
National Bank of Kuwait	578,500	1,588,898
Luxembourg - 0.7%
Corp. America Airports SA (a)	31,480	208,712
Samsonite International SA (e)	1,351,800	3,841,077
Tenaris SA sponsored ADR	7,165	152,758

TOTAL LUXEMBOURG		4,202,547

Malaysia - 0.1%
British American Tobacco (Malaysia) Bhd	91,900	802,360
Mexico - 2.1%
America Movil S.A.B. de CV Series L sponsored ADR	123,200	1,755,600
Fibra Uno Administracion SA de CV	1,198,000	1,331,399
Gruma S.A.B. de CV Series B	306,400	3,472,224
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	159,296	1,295,654
Grupo Financiero Banorte S.A.B. de CV Series O	149,632	729,286
Macquarie Mexican (REIT) (e)	1,497,826	1,348,304
Wal-Mart de Mexico SA de CV Series V	1,136,300	2,889,356

TOTAL MEXICO		12,821,823

Morocco - 0.1%
Attijariwafa Bank	13,451	637,401
Netherlands - 0.5%
NXP Semiconductors NV	5,700	417,696
Yandex NV Series A (a)	86,314	2,360,688

TOTAL NETHERLANDS		2,778,384

Nigeria - 0.8%
Dangote Cement PLC	787,010	410,717
Guaranty Trust Bank PLC	11,914,720	1,129,194
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	984,764
Nigerian Breweries PLC	1,391,031	327,189
Transnational Corp. of Nigeria PLC	47,479,063	172,414
Zenith Bank PLC	33,434,309	2,120,112

TOTAL NIGERIA		5,144,390

Pakistan - 0.1%
Habib Bank Ltd.	495,500	429,993
Indus Motor Co. Ltd.	10,577	92,943
Maple Leaf Cement Factory Ltd.	377,817	110,650
United Bank Ltd.	226,400	200,041

TOTAL PAKISTAN		833,627

Panama - 0.3%
Copa Holdings SA Class A	24,300	1,912,653
Peru - 1.0%
Alicorp SA Class C	71,059	209,897
Compania de Minas Buenaventura SA sponsored ADR	360,042	5,839,881
Ferreycorp SAA	199,823	150,676

TOTAL PERU		6,200,454

Philippines - 1.3%
Ayala Corp.	54,375	932,143
BDO Unibank, Inc.	295,833	737,047
International Container Terminal Services, Inc.	207,417	395,080
Jollibee Food Corp.	87,763	487,795
Metro Pacific Investments Corp.	6,478,300	572,558
Metropolitan Bank & Trust Co.	1,693,292	2,610,895
PUREGOLD Price Club, Inc.	261,887	214,498
Robinsons Land Corp.	2,741,170	1,052,087
SM Investments Corp.	47,325	827,061
Universal Robina Corp.	129,943	314,338

TOTAL PHILIPPINES		8,143,502

Poland - 0.2%
Dino Polska SA (a)(e)	30,900	791,418
Globe Trade Centre SA	84,448	184,811
Inter Cars SA	2,290	127,890

TOTAL POLAND		1,104,119

Qatar - 0.0%
Qatar Islamic Bank (a)	3,600	150,278
Romania - 0.2%
Banca Transilvania SA	1,180,868	582,876
BRD-Groupe Societe Generale	200,626	563,057

TOTAL ROMANIA		1,145,933

Russia - 4.8%
Lukoil PJSC sponsored ADR	85,100	6,082,948
MMC Norilsk Nickel PJSC sponsored ADR	231,700	4,346,692
NOVATEK OAO GDR (Reg. S)	22,600	3,864,600
Sberbank of Russia	1,931,850	5,217,878
Sberbank of Russia sponsored ADR	609,492	6,680,032
Tatneft PAO	172,300	1,814,561
Unipro PJSC	30,039,800	1,104,104

TOTAL RUSSIA		29,110,815

Saudi Arabia - 0.2%
Abdullah Al Othaim Markets Co.	16,500	308,773
Al Rajhi Bank	16,400	382,534
Aldrees Petroleum and Transport Services Co.	13,300	131,181
Bupa Arabia for Cooperative Insurance Co.	3,220	69,528
Mouwasat Medical Services Co.	7,800	167,382
SABIC	1,000	30,976
Saudi Co. for Hardware CJSC	8,650	152,648
United International Transportation Co.	25,800	181,225

TOTAL SAUDI ARABIA		1,424,247

Singapore - 0.2%
First Resources Ltd.	1,228,500	1,388,085
Slovenia - 0.0%
Nova Ljubljanska banka d.d. unit	6,000	89,437
South Africa - 6.1%
African Rainbow Minerals Ltd.	20,900	206,707
Anglo American Platinum Ltd.	8,800	328,088
AngloGold Ashanti Ltd.	176,900	2,247,290
Barclays Africa Group Ltd.	486,541	5,460,783
Bidvest Group Ltd.	155,262	2,230,284
DRDGOLD Ltd.	791,545	174,575
FirstRand Ltd.	595,300	2,711,515
Impala Platinum Holdings Ltd. (a)	817,600	2,085,574
Imperial Holdings Ltd.	178,267	843,029
Mondi Ltd.	116,400	2,507,322
Motus Holdings Ltd. (a)	137,200	830,876
Mr Price Group Ltd.	134,100	2,291,065
Nampak Ltd. (a)	259,310	247,126
Naspers Ltd. Class N	62,600	12,533,550
Pick 'n Pay Stores Ltd.	143,500	669,174
Pretoria Portland Cement Co. Ltd. (a)	418,734	169,997
Sanlam Ltd.	29,100	161,191
Sasol Ltd.	37,600	1,117,341
Shoprite Holdings Ltd.	13,816	182,504
Steinhoff Africa Retail Ltd. (e)	130,000	190,406

TOTAL SOUTH AFRICA		37,188,397

Spain - 0.1%
Cemex Latam Holdings SA (a)	87,579	99,782
Prosegur Cash SA (e)	122,200	270,781

TOTAL SPAIN		370,563

Sri Lanka - 0.0%
Chevron Lubricants Lanka Ltd.	2,815	1,120
Taiwan - 7.8%
ASE Technology Holding Co. Ltd.	643,000	1,223,647
Chroma ATE, Inc.	136,000	524,359
Delta Electronics, Inc.	309,000	1,307,482
King's Town Bank	877,000	826,710
LandMark Optoelectronics Corp.	86,000	630,845
Largan Precision Co. Ltd.	14,000	1,470,675
Nanya Technology Corp.	658,000	1,182,487
Taiwan Semiconductor Manufacturing Co. Ltd.	4,446,869	32,429,021
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	90,080	3,324,853
Unified-President Enterprises Corp.	1,679,000	3,829,250
United Microelectronics Corp.	2,110,000	766,259

TOTAL TAIWAN		47,515,588

Thailand - 1.2%
AEON Thana Sinsap Thailand PCL	19,000	106,122
PTT Global Chemical PCL (For. Reg.)	1,239,400	2,710,058
PTT PCL (For. Reg.)	107,500	151,757
Siam Cement PCL (For. Reg.)	313,900	4,200,104
Thai Beverage PCL	401,033	179,486

TOTAL THAILAND		7,347,527

Turkey - 0.7%
Aselsan A/S	361,200	1,643,400
Tupras Turkiye Petrol Rafinerileri A/S	114,158	2,517,192

TOTAL TURKEY		4,160,592

United Arab Emirates - 1.0%
DP World Ltd.	99,902	1,708,324
Dubai Financial Market PJSC	846,594	183,463
Dubai Parks and Resorts PJSC (a)	1,104,210	70,044
Emaar Properties PJSC	2,025,133	2,277,010
National Bank of Abu Dhabi PJSC	433,454	1,663,886

TOTAL UNITED ARAB EMIRATES		5,902,727

United Kingdom - 0.3%
Antofagasta PLC	10,333	103,151
ASA International (a)	17,400	92,993
Bank of Georgia Group PLC	4,433	77,805
NMC Health PLC	3,647	127,182
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 3/26/19 (a)	522,200	1,055,256
Tullow Oil PLC (a)	100,633	229,726

TOTAL UNITED KINGDOM		1,686,113

United States of America - 0.5%
Activision Blizzard, Inc.	9,000	419,130
MercadoLibre, Inc.	9,100	2,664,935

TOTAL UNITED STATES OF AMERICA		3,084,065

Vietnam - 0.6%
Bank For Foreign Trade JSC	130,380	300,726
Binh Minh Plastic JSC	51,620	117,060
Ho Chi Minh City Securities Co.	80,750	163,101
Petrolimex	91,000	207,933
PetroVietnam Drilling & Well Services JSC (a)	320,370	201,656
PetroVietnam Technical Services Corp.	222,993	169,204
Saigon Securities, Inc.	154,590	177,617
Vietjet Aviation JSC	51,216	264,967
Vietnam Dairy Products Corp.	202,656	1,048,447
Vietnam Technological & Commercial Joint Stock Bank (a)	722,700	805,423
Vincom Retail JSC (a)	305,000	366,868

TOTAL VIETNAM		3,823,002

TOTAL COMMON STOCKS
(Cost $529,737,767)		561,819,721

Nonconvertible Preferred Stocks - 5.8%
Brazil - 4.4%
Ambev SA sponsored ADR	756,800	2,966,656
Banco do Estado Rio Grande do Sul SA	219,360	1,255,345
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	35,155
(PN-B) sponsored ADR	229,607	1,797,823
Fibria Celulose SA sponsored ADR	82,126	1,413,388
Itau Unibanco Holding SA sponsored ADR	1,193,179	10,905,656
Metalurgica Gerdau SA (PN)	997,600	1,786,324
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	462,600	5,361,534
Telefonica Brasil SA	100,280	1,196,141

TOTAL BRAZIL		26,718,022

Korea (South) - 1.4%
Hyundai Motor Co. Series 2	65,485	4,526,992
Samsung Electronics Co. Ltd.	104,213	2,970,591
Samsung Fire & Marine Insurance Co. Ltd.	7,916	1,233,055

TOTAL KOREA (SOUTH)		8,730,638

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,966,024)		35,448,660
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.3% to 2.32% 1/24/19 to 2/7/19(f)
(Cost $299,462)	300,000	299,467
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.42% (g)	14,133,296	14,136,123
Fidelity Securities Lending Cash Central Fund 2.41% (g)(h)	2,109,124	2,109,334
TOTAL MONEY MARKET FUNDS
(Cost $16,244,422)		16,245,457
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $572,247,675)		613,813,305
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,518,786)
NET ASSETS - 100%		$612,294,519

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	52	March 2019	$2,513,680	$4,746	$4,746

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,663,286 or 0.3% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,795,824 or 1.9% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $147,750.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$99,962
Fidelity Securities Lending Cash Central Fund	6,149
Total	$106,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$72,874,839	$57,543,946	$15,330,893	$--
Consumer Discretionary	76,376,458	71,193,583	5,182,875	--
Consumer Staples	41,928,533	41,076,855	851,678	--
Energy	43,447,085	33,402,394	10,044,691	--
Financials	157,022,184	115,209,839	41,812,345	--
Health Care	14,609,304	14,609,304	--	--
Industrials	31,833,284	28,759,971	3,073,313	--
Information Technology	73,888,497	39,469,570	34,418,927	--
Materials	50,824,491	41,740,471	9,084,020	--
Real Estate	18,581,579	16,918,293	--	1,663,286
Utilities	15,882,127	14,778,023	1,104,104	--
Government Obligations	299,467	--	299,467	--
Money Market Funds	16,245,457	16,245,457	--	--
Total Investments in Securities:	$613,813,305	$490,947,706	$121,202,313	$1,663,286
Derivative Instruments:
Assets
Futures Contracts	$4,746	$4,746	$--	$--
Total Assets	$4,746	$4,746	$--	$--
Total Derivative Instruments:	$4,746	$4,746	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$32,411,358
Level 2 to Level 1	$46,617,999

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

December 31, 2018

REE-QTLY-0219
1.9862251.104

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 94.1%
REITs - Apartments - 15.0%
AvalonBay Communities, Inc.	31,850	$5,543,493
Equity Residential (SBI)	36,200	2,389,562
Essex Property Trust, Inc.	19,600	4,806,116
Invitation Homes, Inc.	53,100	1,066,248
UDR, Inc.	88,700	3,514,294
		17,319,713
REITs - Diversified - 15.3%
Clipper Realty, Inc.	45,000	588,150
Corrections Corp. of America	38,800	691,804
Digital Realty Trust, Inc.	20,000	2,131,000
Duke Realty Corp.	122,000	3,159,800
Equinix, Inc.	21,300	7,509,528
Outfront Media, Inc.	73,500	1,331,820
Vornado Realty Trust	7,800	483,834
Washington REIT (SBI)	79,700	1,833,100
		17,729,036
REITs - Health Care - 11.4%
CareTrust (REIT), Inc.	60,000	1,107,600
Healthcare Realty Trust, Inc.	100,800	2,866,752
Sabra Health Care REIT, Inc.	53,854	887,514
Ventas, Inc.	81,200	4,757,508
Welltower, Inc.	51,050	3,543,381
		13,162,755
REITs - Hotels - 4.3%
Braemar Hotels & Resorts, Inc.	30,900	275,937
Pebblebrook Hotel Trust	44,500	1,259,795
RLJ Lodging Trust	128,600	2,109,040
Sunstone Hotel Investors, Inc.	103,400	1,345,234
		4,990,006
REITs - Management/Investment - 3.5%
American Tower Corp.	6,000	949,140
National Retail Properties, Inc.	64,600	3,133,746
		4,082,886
REITs - Manufactured Homes - 2.6%
Equity Lifestyle Properties, Inc.	30,976	3,008,699
REITs - Office Property - 12.8%
Alexandria Real Estate Equities, Inc.	14,400	1,659,456
Boston Properties, Inc.	50,400	5,672,520
Douglas Emmett, Inc.	48,600	1,658,718
Highwoods Properties, Inc. (SBI)	70,800	2,739,252
SL Green Realty Corp.	16,500	1,304,820
VEREIT, Inc.	249,500	1,783,925
		14,818,691
REITs - Regional Malls - 7.7%
Simon Property Group, Inc.	46,150	7,752,736
Taubman Centers, Inc.	26,400	1,200,936
		8,953,672
REITs - Shopping Centers - 3.9%
Acadia Realty Trust (SBI)	60,038	1,426,503
Cedar Realty Trust, Inc.	116,447	365,644
DDR Corp.	77,250	855,158
Urban Edge Properties	110,550	1,837,341
		4,484,646
REITs - Single Tenant - 3.7%
Agree Realty Corp.	19,300	1,141,016
Four Corners Property Trust, Inc.	56,100	1,469,820
Spirit Realty Capital, Inc.	45,560	1,605,990
		4,216,826
REITs - Storage - 5.6%
Public Storage	32,200	6,517,602
REITs - Warehouse/Industrial - 8.3%
Americold Realty Trust	33,400	853,036
Prologis, Inc.	120,481	7,074,644
Terreno Realty Corp.	48,363	1,700,927
		9,628,607

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		108,913,139

Hotels, Restaurants & Leisure - 1.6%
Hotels, Resorts & Cruise Lines - 1.6%
Hilton Grand Vacations, Inc. (a)	20,800	548,912
Hilton Worldwide Holdings, Inc.	17,200	1,234,960
		1,783,872
Household Durables - 0.6%
Homebuilding - 0.6%
D.R. Horton, Inc.	19,600	679,336
Real Estate Management & Development - 2.4%
Real Estate Development - 0.6%
Howard Hughes Corp. (a)	7,100	693,102
REITs - Diversified - 1.8%
VICI Properties, Inc.	110,700	2,078,946

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,772,048

TOTAL COMMON STOCKS
(Cost $113,254,022)		114,148,395

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $1,424,217)	1,424,036	1,424,321
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $114,678,239)		115,572,716
NET OTHER ASSETS (LIABILITIES) - 0.1%		136,081
NET ASSETS - 100%		$115,708,797

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,596
Fidelity Securities Lending Cash Central Fund	573
Total	$9,169

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019